Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams.

NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC.
NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC.
NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND

ANNUAL REPORT/JULY 31, 1995
Photographic image of man seated at breakfast table with wife standing behind him.
Photographic image of Nuveen Research Department. Four people around a table working.

Research: a foundation
Your financial plan is in place. You and your adviser have made asset allocation decisions. For the tax-free portion of your portfolio, you want dependable income, safety of principal, and diversification. Solid, reliable Nuveen research helps to keep your tax-free investments on the path you have chosen.

Paul Williams, Vice President and Manager of Investment Strategies and Research, emphasizes fundamental research as a strategy for finding value.

The strength of Nuveen's Research Department is illustrated by the numerous awards and press coverage we receive. Annual industry polls consistently recognize the quality and depth of Nuveen Research.
Photographic image of a grouping of awards/statuettes.
At Nuveen, we believe that attention to detail combined with years of experience is the foundation for sound research. Sound research means finding quality bonds that deliver timely and dependable income over many decades. Beyond this, it means adding value by identifying bonds whose credit strengths are not yet understood by the market.

USING RESEARCH TO TRACK QUALITY AND VALUE
With tens of thousands of bonds available for investment today, the municipal market is one of the nation's largest--and most complex--securities markets. At the same time, the number of analysts devoted to researching the municipal market is comparatively small. While more than 12,000 analysts at nearly 2,000 firms and investment organizations research the 7,500 common stocks available in the equity market, approximately 1,000 analysts at 400 firms and rating agencies cover 60,000 municipal bond issues.
  Selecting those bonds that will outperform the market and help you achieve your investment goals depends upon an ability to analyze and understand complexities ranging from the demand for a new highway or airport to the impact of an industry closure on the financial position of a town's water and sewer system.
   At Nuveen, we can provide this depth because we have the largest research staff in the investment banking industry devoted exclusively to the analysis of municipal bonds. Our award-winning team of more than 30 research professionals provides invaluable support to our portfolio managers, assisting them in careful analysis of bond issues considered for purchase--even those rated AAA.
  On a daily basis, our research analysts prepare credit reviews to assist in the selection of bonds that offer the best combination of yield and security, monitor the continued creditworthiness of portfolio holdings, and analyze economic, political, and demographic trends affecting the markets.
  The scope of this analysis is broad. We understand the beneficial insights that can be obtained by assessing the impact of local elections in small towns or gaining an understanding of the global wood pulp market to accurately evaluate a municipal issue in Alaska. Recently a financial adviser noticed a large number of clippings on salmon fishing on one Nuveen analyst's desk. The analyst explained that the articles provided information on salmon spawning, a conservation issue having a major impact on public hydroelectric projects in the Pacific Northwest. With the largest research staff in the industry, we can analyze subtle but essential details such as this--and apply our findings to enhance the performance of your portfolio.

BENEFITING OUR INVESTORS
The Nuveen Research Department supports the investment goals of fund investors through three major activities:

Primary research and surveillance
Every year, our research staff reviews thousands of tax-exempt issues valued at more than $100 billion to help our portfolio managers select the most appropriate bonds based on current yield, price, credit quality, and future prospects.
  A recent example of the way Nuveen Research benefits our shareholders was our successful investment in Philadelphia water and sewer bonds. When the city decided to issue bonds to fund badly needed capital improvements, the city's fiscal difficulties resulted in an issue that was priced below that of other cities for similar bonds, generating higher income. However, Nuveen's own research performed independently from the rating agencies indicated that the city water and sewer system was economi-cally sound and that adequate legal safeguards would be in place to protect the investment. Following the completion of the improvements, the prices of these bonds resulted in a sizable portfolio gain to our shareholders.

Research reports
Just as you rely on your financial adviser for seasoned, prudent advice, financial advisers depend on Nuveen's research reports to keep current on market developments. Reports cover issues ranging from credit analysis of specific states to comprehensive examinations of tax-free investment strategies and the impact of national and state elections on municipal issues. (For a list of research reports currently available to you and your adviser, please refer to the attached reply card.)

Investor interests
We take our responsibility to our shareholders seriously by actively representing their interests before the industry and government groups that oversee and regulate the markets. We testified before a U.S. Senate subcommittee to support better disclosure of financial information by bond issuers. Our analysis of the effect of the Orange County bankruptcy on other California issuers helped a California Senate subcommittee understand the importance of fiscal conservatism and prudent policy decisions. By providing informed opinions backed by years of experience, we help to define and set policy that benefits you.
  At Nuveen, quality research is one of the core elements of our disciplined approach to providing you with dependable income, credit quality, and diversification--key elements of a successful investment program.

Nuveen's research reports are often used by the press as background when covering the municipal market in depth.
Photographic image of a grouping of research reports and newspapers.

Photographic image of man seated at breakfast table with wife standing behind him.
CONTENTS

6    Municipal market perspective
7    Dear shareholder
9    Answering your questions
13   Fund performance
16   Commonly used terms
18   Portfolio of investments
36   Statement of net assets
38   Statement of operations
40   Statement of changes in net assets
43   Notes to financial statements
52   Financial highlights
56   Report of independent auditors
57   Nuveen Exchange-Traded Funds dividend reinvestment program

Municipal market perspective
The year ended July 31, 1995, was an eventful one for the municipal bond market. During the second half of 1994, as the Federal Reserve Board steadily raised short-term interest rates in an effort to forestall inflation, the prices of all bonds and bond funds moved lower. Then, in December, the sudden announcement of the bankruptcy of Orange County, California, put further pressure on the municipal market.

During the first six months of 1995, as it appeared that the economy was indeed headed for a soft landing and that inflation had been thwarted, the bond market rebounded. In July, the Federal Reserve Board reversed course, easing short-term interest rates. We're already beginning to see positive effects from the Fed's program. Since the beginning of the year, interest rates have moved closer to the levels prevailing before the Fed's tightening began. Inflation seems to have been held in check, however, a strong stock market and continued debate about tax reform, including a proposed flat tax, have had a tempering effect on the performance of the municipal bond market.

Dear shareholder
Photographic image of Richard Franke, Chairman of Nuveen.
"Over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs."
Over the past 12 months, we have endured somewhat of a roller-coaster ride in the municipal bond market. First, we saw the conclusion of one of the worst periods in recent bond market history, capped by the December bankruptcy of Orange County, California, a major municipal issuer with a seemingly healthy credit rating. Then, in early 1995, we experienced a welcome rebound in the bond markets.
  Throughout this turbulent time, we have kept our sights focused on successfully meeting the objectives of your funds: providing you with a source of stable current income, credit quality, and enhanced share price relative to the market as a whole.
  As of July 31, 1995, current yields on share prices for the funds covered in this report ranged from 5.72% to 6.92%. To match these yields, an investor in the 36% federal income tax bracket would have had to earn at least 8.94% on taxable alternatives of comparable quality. As we all know, taxable yields of this level can be difficult to achieve in today's markets.
  These yields remind us of the important role that municipal bonds--with their tax-free income--play as part of a successful investment strategy focused on diversification and long-term performance. As we saw in 1994, fluctuations in interest rates, the markets, and the economy in general can cause investors to reconsider their investment strategies. At such times, it is important to remember that performance over the long term is the true measure of an investment. And over time, municipal bonds have proven to be a valuable and dependable component of successful investment programs.
  It is your long-term financial plan that prompted you to make the initial choice to include municipal bonds as an integral part of your investment portfolio. As part of a long-term strategy, Nuveen offers not only the income and credit safety of municipal bonds, but also the convenience of investment products that provide direct access to diversification, professional management, and stock exchange trading convenience. Our exchange-traded funds make it easier for you to be well diversified across municipal market sectors, while saving you the time and effort involved if you were to structure and monitor a portfolio of individual municipal bonds yourself.

  As 1995 concludes, we will be keeping a close eye on credit trends. With the expansion of the economy, the financial strength of municipal issuers is continuing to improve. By now, most observers have concluded that the Orange County default was an anomaly, related to an unusually speculative investment approach rather than any inherent weakness in the municipal bond market itself. Of course, since the funds in this report specialize in bonds of certain states, they did not hold any California bonds. If you are interested in credit quality, you may want to read the article at the beginning of this report to learn more about the role and activities of our award-winning research department, including the tracking and monitoring of developments in the credit arena.
  We expect that municipal bonds will continue to be fundamentally sound investments for attractive, tax-free income. As a higher percentage of our population enters retirement and pre-retirement years, we anticipate the demand for tax-free municipal bonds to remain strong.
  In closing, I'd like to take this opportunity to assure you that your choice of Nuveen as your fund manager is a wise one. We appreciate your continued confidence and look forward to providing you with quality tax-free investments in the future.

Sincerely,

Richard J. Franke
Chairman of the Board
September 15, 1995

Answering your questions
Photographic image of montage of letters received by Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, offers insights into recent developments in the municipal market and the outlook for Nuveen's Exchange-Traded Funds

I have read that some of Nuveen's Funds are "leveraged." How exactly does leverage work? What are the advantages of leverage to me as a common shareholder?
All Nuveen exchange-traded funds issue common shares and provide an attractive stream of monthly tax-free income. Many of our funds, including all funds in this report, are able to generate a higher level of income for common shareholders through a strategy called leverage.
  Here's how leverage works: Some investors look for investments offering short-term liquidity. To meet the needs of these investors, certain Nuveen exchange-traded funds issue preferred shares paying a short-term rate that is lower than the rate earned on the fund's long-term portfolio. Proceeds from the issuance of the preferred shares are used to buy additional investment-grade long-term bonds. Common shareholders benefit from these additional holdings through the extra income generated by the difference between the long-term rates earned by the fund and the short-term rates paid to preferred shareholders.
  For example, if we pay out 4% to investors who want short-term liquidity while investing for the long term at 7%, the difference of 3% increases the income available to the common shareholders.
  However, leverage can add volatility to fund shares because all changes in value are attributed to the common shareholder--both up and down. At Nuveen, we take a prudent approach to leverage, carefully balancing risk and return, limiting the percentage of leverage in a given portfolio at the time of issuance, and moderating portfolio fluctuations through conservative portfolio management.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.
Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on developments in the municipal market.

What do you see happening to dividends over the next few months?
Over the past year, even with the uneven markets, the monthly dividends paid by Nuveen's exchange-traded funds have remained relatively stable. This is mainly due to two factors: our dividend policy and our emphasis on credit quality.

  At Nuveen, we set our core dividend rates at levels that we consider sustainable over time, factoring in such influences as short-term interest rate trends, the expected number of bond calls, and reinvestment. Nonetheless, eventually changes in dividend rates should be expected in response to interest rate movements.

What impact have interest rates had on bond portfolios? Where are these rates trending over the next year?
Over the past 15 months, all bond investors, including holders of exchange-traded municipal bond funds, have felt the effect of rising interest rates on the value of their fixed income portfolios.
  At Nuveen, we don't believe it is consistently possible to forecast directions in interest rates or the economy as a whole. We concentrate on those aspects of fund performance where we can exercise some control: credit quality, relative value, and diversification.
  If you are concerned about the direction of interest rates, you may want to consider "laddering" your portfolio. Laddering is a strategy in which an investor purchases three or more funds with varying average maturities. Mixing the maturity and yield profile of funds within a total portfolio can reduce the overall effect of increases and decreases in interest rates.

What about the future?
At Nuveen, we recommend viewing your investment as part of a long-term strategy. The benefits of taking the long view are two-fold. First, market timing, the attempt to buy when the market is at its lowest point and to sell at its peak, is rarely successful. Statistics show that, over time, the rewards of investing tend to go to those who set and maintain clear investment objectives and strategies, rather than to those who change their approach with every change in the market.
  Second, you must also consider your long-term needs for diversification and dependable income, the reasons you chose Nuveen's exchange-traded municipal funds in the first place. While the markets may fluctuate, your investment needs are more constant. With municipal bonds being one of the last remaining tax shelters, Nuveen's exchange-traded funds continue to provide the risk/reward balance and the steady source of tax-free income that are important elements of a prudent investment program.

NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC.
NAZ
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of steady dividends.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends    Capital Gains
8/94      $0.0650
9/94      $0.0650
10/94     $0.0650
11/94     $0.0650
12/94     $0.0650
1/95      $0.0650
2/95      $0.0650
3/95      $0.0650
4/95      $0.0650
5/95      $0.0650
6/95      $0.0650
7/95      $0.0650
FUND HIGHLIGHTS 7/31/95
Yield                                  5.72%
Taxable-equivalent yield               9.45%
Annual total return on NAV             9.98%
Taxable-equivalent total return       13.83%
Share price                          $13.625
NAV                                  $14.12
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC.
NUM
Shareholders of NUM enjoyed a year of relatively steady monthly dividends, with a modest dividend reduction in June reflecting the effect of bond calls.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividend     Capital Gains
8/94      $0.0825            $0.0150
9/94      $0.0825
10/94     $0.0825
11/94     $0.0825
12/94     $0.0825                                      $0.0491
1/95      $0.0825
2/95      $0.0825
3/95      $0.0825
4/95      $0.0825
5/95      $0.0825
6/95      $0.0795
7/95      $0.0795
FUND HIGHLIGHTS 7/31/95
Yield                                    6.41%
Taxable-equivalent yield                10.77%
Annual total return on NAV               8.02%
Taxable-equivalent total return         12.70%
Share price                            $14.875
NAV                                    $15.10
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC.
NMP
Shareholders of NMP enjoyed a year of relatively steady monthly dividends, with a modest dividend reduction in May reflecting the effect of bond calls.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividends     Capital Gains
8/94      $0.0675
9/94      $0.0675
10/94     $0.0675
11/94     $0.0675
12/94     $0.0675
1/95      $0.0675
2/95      $0.0675
3/95      $0.0675
4/95      $0.0675
5/95      $0.0645
6/95      $0.0645
7/95      $0.0645
FUND HIGHLIGHTS 7/31/95
Yield                                   6.45%
Taxable-equivalent yield               10.84%
Annual total return on NAV              8.45%
Taxable-equivalent total return        12.62%
Share price                           $12.00
NAV                                   $13.73
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC.
NUO
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends, in addition to a supplemental dividend.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividend     Capital Gains
8/94      $0.0775            $0.0150
9/94      $0.0775
10/94     $0.0775
11/94     $0.0775
12/94     $0.0775
1/95      $0.0775
2/95      $0.0775
3/95      $0.0775
4/95      $0.0775
5/95      $0.0775
6/95      $0.0775
7/95      $0.0775
FUND HIGHLIGHTS 7/31/95
Yield                                        6.15%
Taxable-equivalent yield                    10.42%
Annual total return on NAV                  10.16%
Taxable-equivalent total return             14.73%
Share price                                $15.125
NAV                                        $15.33
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND
NTX
In keeping with the Fund's objective of providing steady tax-free income, shareholders enjoyed 12 months of stable dividends, in addition to a supplemental dividend.
12 MONTH DIVIDEND HISTORY
Date      Monthly Dividends  Supplemental Dividend     Capital Gains
8/94      $0.0800            $0.0200
9/94      $0.0800
10/94     $0.0800
11/94     $0.0800
12/94     $0.0800
1/95      $0.0800
2/95      $0.0800
3/95      $0.0800
4/95      $0.0800
5/95      $0.0800
6/95      $0.0800
7/95      $0.0800
FUND HIGHLIGHTS 7/31/95
Yield                                      6.92%
Taxable-equivalent yield                  10.81%
Annual total return on NAV                 9.89%
Taxable-equivalent total return           13.81%
Share price                              $13.875
NAV                                      $14.91
The price, net asset value and dividend history used in this chart constitute past performance and do not necessarily predict the future price, net asset value or dividends of the Fund or of any other Nuveen Fund.

Commonly used terms
Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, July 31, 1995) divided by its closing price per share on that date.

Taxable equivalent yield
The return an investor subject to a given federal and state income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, these tax rates are assumed to be 39.5% for AZ, 40.5% for MI, 41% for OH, and 36% for TX, based on incomes of $117,950-$256,500 for investors filing singly, $143,600-$256,500 for those filing jointly.

Net Asset Value (NAV)
The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by the total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return
The total return an investor subject to a given state and federal income tax rate would need to obtain from a fully taxable investment to equal the Fund's stated total return on NAV.

Leverage
A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the 12-month period ended July 31, 1995. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS
NUVEEN ARIZONA PREMIUM INCOME MUNICIPAL FUND, INC. (NAZ)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 2,150,000     Arizona Municipal Financing Program, Certificates of
                         Participation, 6.000%, 8/01/17                                  8/02 at 101            Aaa    $ 2,166,942
      1,500,000     Arizona State Transportation Board, 6.000%, 7/01/10
                         (Pre-refunded to 7/01/00)                                       7/00 at 101            Aaa      1,608,855
        500,000     Arizona State University, 5.750%, 7/01/12                            7/02 at 101             AA        498,365
      1,750,000     Arizona Student Loan Acquisition Authority, Alternative
                         Minimum Tax, 6.600%, 5/01/10                                    5/04 at 102             Aa      1,829,258
                    Bullhead City Special Assessment:
        910,000          6.100%, 1/01/08                                                 1/03 at 103            Baa        914,113
        970,000          6.100%, 1/01/09                                                 1/03 at 103            Baa        966,421
      2,000,000     Central Arizona Conservation District,
                         5.500%, 11/01/10                                               No Opt. Call            AA-      1,977,460
      1,600,000     Lake Havasu Municipal Property Corporation,
                         6.000%, 6/01/08                                                 6/02 at 101            Aaa      1,658,624
      1,400,000     Maricopa Rural Road Improvement District,
                         7.000%, 7/01/07                                                 7/99 at 101            N/R      1,456,252
      2,500,000     Maricopa County Industrial Development Authority
                         (Catholic Healthcare West), 5.750%, 7/01/11                     7/02 at 102            Aaa      2,494,675
      3,500,000     Maricopa County Industrial Development Authority
                         (Samaritan Health Services), 7.000%, 12/01/16                  No Opt. Call            Aaa      4,052,405
                    Maricopa County School District No. 28, General
                         Obligation:
      3,195,000          6.000%, 7/01/12 (Pre-refunded to 7/01/02)                       7/02 at 100            Aaa      3,445,520
        605,000          6.000%, 7/01/12                                                 7/02 at 100            Aaa        614,529
                    Maricopa County School District No. 49:
        100,000          6.400%, 7/01/03                                                 7/00 at 101           Baa1        103,800
        175,000          6.500%, 7/01/04                                                 7/00 at 101           Baa1        181,479
      2,500,000     Maricopa County Unified School District No. 69,
                         General Obligation, 5.875%, 7/01/12                             7/03 at 102            Aaa      2,534,525
      1,400,000     Maricopa County Unified School District No. 80,
                         General Obligation, 5.950%, 7/01/10                             7/03 at 101            Aaa      1,440,040
                    Mohave County Industrial Development Authority
                         (Medical Environments Inc. and Phoenix Baptist Hospital):
      5,000,000          6.750%, 7/01/08                                                 7/03 at 102            Baa      5,186,100
      1,000,000          7.000%, 7/01/16                                                 7/03 at 102            Baa      1,019,220
      2,000,000     Mohave County Industrial Development Authority
                         (Citizens Utilities Company), Alternative Minimum
                         Tax, 6.600%, 5/01/29                                           11/03 at 101            AAA      2,042,720
      2,000,000     Mohave County Hospital District No. 1, General
                         Obligation, 6.500%, 6/01/15                                     6/02 at 101            Aaa      2,082,780
      1,000,000     Navajo County Pollution Control Corporation
                         (Arizona Public Service Company), 5.875%, 8/15/28               8/03 at 102           Baa1        934,640
      2,500,000     Phoenix General Obligation, 6.375%, 7/01/13                          7/02 at 102            AA+      2,584,750
                    Phoenix Civic Improvement Corporation, Wastewater System:
      2,500,000          5.000%, 7/01/10                                                 7/04 at 102             A1      2,258,000
      4,700,000          6.125%, 7/01/23 (Pre-refunded to 7/01/03)                       7/03 at 102            AAA      5,200,033
      2,150,000     Phoenix Civic Plaza Building Corporation,
                         6.000%, 7/01/14                                                 7/05 at 101            AA+      2,180,810
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
    $ 2,720,000     Phoenix Water System, 5.500%, 7/01/22                                7/03 at 101             AA    $ 2,570,482
        470,000     Phoenix Industrial Development Authority, Single
                         Family Mortgage, Alternative Minimum Tax,
                         6.150%, 6/01/08                                                 6/05 at 102            AAA        476,260
      2,400,000     Pima County Industrial Development Authority
                         (Tucson Electric), 7.250%, 7/15/10                             1/02 at 103             Aaa      2,649,936
      1,510,000     Pima County, Metropolitan Domestic Water
                         Improvement District, 6.200%, 1/01/12                           1/03 at 101            Aaa      1,563,228
        500,000     Pima County Single Family Mortgage, 6.500%, 2/01/17                  8/05 at 102              A        498,275
                    Salt River Project, Agricultural Improvement and Power
                         District:
      3,900,000          5.000%, 1/01/16                                                 1/04 at 102             Aa      3,456,765
      1,800,000          5.750%, 1/01/19                                                 1/02 at 100             Aa      1,750,284
      1,000,000     Scottsdale Industrial Development Authority
                         (Scottsdale Memorial Hospitals), 5.250%, 9/01/18                9/03 at 102            Aaa        915,030
      2,000,000     Tempe Union High School District No. 213, General
                         Obligation, 6.000%, 7/01/12                                     7/04 at 101            Aaa      2,046,520
      3,000,000     Tucson General Obligation, 6.250%, 7/01/18                           7/04 at 101            Aaa      3,100,500
      5,000,000     Tucson Airport Authority, 5.700%, 6/01/13                            6/03 at 102            Aaa      4,895,500
        725,000     Tucson Certificates of Participation, 6.375%, 7/01/09                7/04 at 100             AA        757,763
      2,000,000     Tucson Junior Lien, Street and Highway, 5.500%, 7/01/12              7/03 at 102            Aaa      1,956,820
      2,000,000     Tucson Senior Lien, Street and Highway, 5.500%, 7/01/09              7/03 at 102             A1      1,973,140
      3,500,000     Tucson Water System, 5.750%, 7/01/18                                 7/02 at 102             A1      3,404,310
                    University of Arizona, Certificates of Participation:
        100,000          6.500%, 7/15/12                                                 7/02 at 102             A+        105,690
        650,000          6.000%, 7/15/23                                                 7/04 at 102            Aaa        650,485
      1,000,000     University of Arizona, 6.250%, 6/01/11                               6/02 at 102             AA      1,041,180
      2,000,000     University Medical Center Corporation (Tucson),
                         6.250%, 7/01/16                                                 7/02 at 102            Aaa      2,054,840
      2,000,000     Puerto Rico General Obligation, 5.250%, 7/01/18                  7/03 at 101 1/2              A      1,784,740
    $87,880,000     Total Investments - (cost $86,507,427) - 98.5%                                                      89,084,064
    ===========
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.0%
    $   900,000     Maricopa County Pollution Control (Arizona Public
    ===========
                         Service Co., Palo Verde Project), Variable Rate Demand
                         Bonds, 4.200%, 5/01/29t                                                               A-1+        900,000
                    Other Assets Less Liabilities - 0.5%                                                                   449,923
                    Net Assets - 100%                                                                                  $90,433,987
                                                                                                                       ===========

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
SUMMARY OF                                     AAA                           Aaa          22            $49,650,767            56%
RATINGS**                             AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          10             18,647,117            21
PORTFOLIO OF                                    A+                            A1           4              7,741,140             9
INVESTMENTS                                  A, A-                     A, A2, A3           2              2,283,015             2
(EXCLUDING                         BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           7              9,305,773            10
TEMPORARY                                Non-rated                     Non-rated           1              1,456,252             2
INVESTMENTS):
TOTAL                                                                                     46            $89,084,064           100%

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN MICHIGAN QUALITY INCOME MUNICIPAL FUND, INC. (NUM)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Michigan Building Authority:
   $  4,800,000          6.250%, 10/01/20                                               10/01 at 102            AA-   $  4,808,592
      4,255,000          6.800%, 10/01/21                                               10/01 at 102            AA-      4,468,941
      4,000,000     Michigan Comprehensive Transportation, 5.750%, 5/15/11               5/02 at 100            AA-      3,934,440
      5,750,000     Michigan General Obligation, 5.400%, 11/01/19                       11/05 at 101             AA      5,339,163
                    Michigan Higher Education, Student Loan Authority,
                         Alternative Minimum Tax:
      1,000,000          6.800%, 10/01/07                                               10/02 at 102              A      1,051,350
      1,250,000          6.800%, 10/01/08                                               10/02 at 102              A      1,347,313
        990,000          6.800%, 10/01/09                                               10/02 at 102              A      1,040,837
      1,450,000     Michigan Hospital Finance Authority (McLaren Obligated
                         Group), 7.500%, 9/15/21 (Pre-refunded to 9/15/01)               9/01 at 102            Aaa      1,693,992
      8,800,000     Michigan Hospital Finance Authority (Mercy Mt. Clemens),
                         6.000%, 5/15/17                                                 5/01 at 100             Aa      8,438,144
                    Michigan Housing Development Authority, Single
                         Family Mortgage:
      4,740,000          6.950%, 12/01/20                                               12/01 at 102             AA      4,933,676
      2,440,000          6.875%, 6/01/23                                                 6/02 at 102             AA      2,531,964
      5,250,000     Michigan Housing Development Authority, Limited
                         Obligation (Parkway Meadows Project), 6.850%, 10/15/18         10/02 at 103            Aaa      5,492,445
      9,750,000     Michigan Housing Development Authority, Rental
                         Housing, 7.100%, 4/01/21                                        1/02 at 102             A+     10,200,938
      2,300,000     Michigan Housing Development Authority, Rental
                         Housing, Alternative Minimum Tax, 7.150%, 4/01/10               1/02 at 102             A+      2,427,558

                    Michigan Municipal Bond Authority:
      2,000,000          6.650%, 5/01/12                                                 5/02 at 102              A      2,025,000
      3,100,000          6.600%, 10/01/18                                               10/02 at 102             Aa      3,238,229
                    Michigan Public Power Agency (Belle River Project):
      5,750,000          5.250%, 1/01/18                                                 1/03 at 102            AA-      5,169,710
      3,000,000          6.625%, 1/01/19 (Pre-refunded to 1/01/96)                       1/96 at 100            AAA      3,036,480
      1,000,000          6.625%, 1/01/19 (Pre-refunded to 1/01/96)                       1/96 at 100            Aaa      1,012,750
      2,390,000     Michigan South Central Power Agency, 6.750%, 11/01/10               11/01 at 102              A      2,524,892
                    Michigan State Hospital Finance Authority (The Detroit
                         Medical Center):
      5,090,000          8.125%, 8/15/08 (Pre-refunded to 8/15/98)                       8/98 at 102            Aaa      5,734,598
        410,000          8.125%, 8/15/08                                                 8/98 at 102              A        456,441
      1,720,000          5.500%, 8/15/23                                                 8/04 at 102              A      1,493,407
      9,355,000     Michigan State Hospital Finance Authority (Daughters
                         of Charity Health System), 7.000%, 11/01/21                    11/01 at 102             Aa      9,968,033
      3,035,000     Michigan State Hospital Finance Authority (Mid-Michigan
                         Obligated Group), 6.900%, 12/01/24                             12/02 at 102              A      3,129,266
                    Michigan State Trunk Line:
      7,200,000          7.000%, 8/15/17 (Pre-refunded to 8/15/99)                       8/99 at 102            Aaa      8,029,080
      5,000,000          5.500%, 10/01/21                                               10/02 at 100            AA-      4,591,500
      3,000,000     Michigan State University, 6.250%, 8/15/15                           8/02 at 101            AA-      3,057,900
                    Michigan Strategic Fund (The Detroit Edison Company):
      4,330,000          6.950%, 9/01/21                                                 9/01 at 102            Aaa      4,696,448
      7,600,000          6.875%, 12/01/21                                               12/01 at 102            Aaa      8,187,480
      1,500,000     Ann Arbor Water Supply System, 5.500%, 2/01/13                   2/03 at 101 1/2            Aaa      1,435,065
      1,200,000     Berkley School District, General Obligation,
                         6.000%, 1/01/19                                                 1/05 at 101            Aaa      1,183,596
      2,450,000     Dearborn Economic Development Corporation (Oakwood
                         Obligated Group), 5.750%, 11/15/15                             11/05 at 102            Aaa      2,364,495
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  7,000,000     Detroit Economic Development Corporation, Resource
                         Recovery, Alternative Minimum Tax, 6.875%, 5/01/09              5/01 at 102            Aaa   $  7,516,810
      1,000,000     Detroit Sewage Disposal System, 6.900%, 12/15/99                    No Opt. Call            Aaa      1,046,560
      6,500,000     Detroit Water Supply System, 5.000%, 7/01/23                         7/04 at 102            Aaa      5,624,255
      1,600,000     Gaylord Community Schools General Obligation,
                         6.600%, 5/01/21 (Pre-refunded to 5/01/02)                       5/02 at 102             AA      1,796,336
      3,075,000     Goodrich Area Schools, General Obligation,
                         5.875%, 5/01/24                                                 5/05 at 102            Aaa      2,997,633
      3,000,000     Grand Rapids Community College District, Limited Tax,
                         General Obligation, 5.000%, 5/01/21                             5/03 at 102            AA-      2,560,080
                    Greenville Public Schools, General Obligation:
      1,325,000          5.750%, 5/01/14                                                 5/04 at 101            Aaa      1,296,619
      2,000,000          5.750%, 5/01/24                                                 5/04 at 101            Aaa      1,915,860
      1,250,000     Gull Lake Community Schools, 6.800%, 5/01/21
                         (Pre-refunded to 5/01/01)                                       5/01 at 102            Aaa      1,406,688
      2,000,000     Hart Public Schools, General Obligation, 5.800%, 5/01/16             5/05 at 101            Aaa      1,948,040
      3,100,000     Hemlock Public Schools, General Obligation,
                         6.750%, 5/01/21                                                 5/02 at 102             AA      3,241,081
      4,225,000     Lake Orion Community School District, General
                         Obligation, 5.500%, 5/01/20                                     5/05 at 101            Aaa      3,948,812
      1,000,000     Marquette Area Public Schools, General Obligation,
                         6.700%, 5/01/21 (Pre-refunded to 5/01/01)                       5/01 at 102            Aaa      1,120,350
      6,400,000     Mattawan Consolidated School District, 6.300%, 5/01/17               5/02 at 102             AA      6,459,136
      7,000,000     Monroe County Economic Development Corporation,
                         Pollution Control (The Detroit Edison Company),
                         Alternative Minimum Tax, 6.875%, 9/01/22                        9/02 at 102            Aaa      7,398,510
                    North Branch Area Schools, General Obligation:
      2,150,000          6.600%, 5/01/17 (Pre-refunded to 5/01/02)                       5/02 at 102             AA      2,416,493
      1,475,000          5.375%, 5/01/21                                             5/03 at 101 1/2            Aaa      1,352,929
      2,000,000     Oakland University, 5.750%, 5/15/15                                  5/05 at 102            Aaa      1,951,360
      1,500,000     Perry Public Schools, General Obligation,
                         6.375%, 5/01/22 (Pre-refunded to 5/01/02)                   5/02 at 101 1/2            Aaa      1,663,875
      4,650,000     Plymouth-Canton Community School District,
                         6.800%, 5/01/11 (Pre-refunded to 5/01/01)                       5/01 at 101             AA      5,187,075
      6,385,000     Royal Oak Hospital Finance Authority (William
                         Beaumont Hospital), 6.750%, 1/01/20                             1/01 at 102             Aa      6,609,944
      4,845,000     Saginaw-Midland Municipal Water Supply Corporation,
                         6.875%, 9/01/16                                                 9/04 at 102              A      5,062,782
                    University of Michigan, Medical Service Plan:
      2,195,000          0.000%, 12/01/10                                               No Opt. Call             Aa        872,951
      9,250,000          6.500%, 12/01/21                                               12/01 at 102            AA-      9,634,892
      4,200,000     Warren Consolidated Schools, 6.700%, 5/01/21
                         (Pre-refunded to 5/01/01)                                       5/01 at 102             A1      4,687,368
      5,280,000     Warren Economic Development Corporation (Autumn
                         Woods Project-GNMA), 6.900%, 12/20/22                           3/02 at 101            Aaa      5,387,078
      2,505,000     Wayne County (Detroit Metropolitan Airport),
                         Alternative Minimum Tax, 6.750%, 12/01/21                      12/01 at 102            Aaa      2,646,682
      1,250,000     Wayne County (Detroit Metropolitan Airport),
                         6.000%, 12/01/20                                               12/00 at 100            Aaa      1,225,950
      1,500,000     Western Michigan University, 5.500%, 7/15/16                         7/03 at 102            Aaa      1,417,980

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    Western Township Utilities Authority, Sewage Disposal
                         System:
   $  1,500,000          6.750%, 1/01/15                                                 1/02 at 100            Aaa   $  1,586,024
      1,895,000          8.300%, 1/01/19                                                 1/99 at 102           BBB+      2,150,541
      6,250,000          6.500%, 1/01/19                                                 1/02 at 100            Aaa      6,447,500
      5,000,000     Wyandotte Electric System, 6.250%, 10/01/17                         10/02 at 102            Aaa      5,086,600
   $240,210,000     Total Investments - (cost $233,041,357) - 98.7%                                                    244,708,517
   ============
                    Other Assets Less Liabilities - 1.3%                                                                 3,198,771
                    Net Assets - 100%                                                                                 $247,907,288
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          32           $107,852,544            44%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          21             99,258,280            41
  PORTFOLIO OF                                  A+                            A1           3             17,315,864             7
  INVESTMENTS:                               A, A-                     A, A2, A3           9             18,131,288             7
                                   BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1              2,150,541             1
  TOTAL                                                                                   66           $244,708,517           100%

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN MICHIGAN PREMIUM INCOME MUNICIPAL FUND, INC. (NMP)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,750,000     Michigan Building Authority, 6.250%, 10/01/20                       10/01 at 102            AA-   $  3,756,713
                    Michigan Comprehensive Transportation:
      1,090,000          5.750%, 5/15/11                                                 5/02 at 100            AA-      1,072,135
      3,275,000          5.750%, 5/15/12                                                 5/02 at 100            AA-      3,192,143
      1,025,000     Michigan Hospital Finance Authority (St. Joseph
                         Hospital), 8.125%, 7/01/05 (Pre-refunded to 1/01/96)            1/96 at 102            Aaa      1,064,565
      2,000,000     Michigan Hospital Finance Authority (Otsego Memorial
                         Hospital Gaylord), 6.250%, 1/01/20                              1/05 at 102             AA      1,975,200
      5,250,000     Michigan Housing Development Authority, Single
                         Family Mortgage, 6.800%, 12/01/16                               6/05 at 102            AA+      5,457,165
      2,400,000     Michigan Housing Development Authority (Walled Lake
                         Villa Project), 6.000%, 4/15/18                                 4/04 at 103            Aaa      2,338,800
                    Michigan Housing Development Authority:
      3,500,000          5.875%, 10/01/17                                                4/03 at 102            Aaa      3,392,235
      1,500,000          5.625%, 10/15/18                                               10/03 at 103            Aaa      1,401,435
                    Michigan Housing Development Authority, Rental
                         Housing:
      4,000,000          6.500%, 4/01/06                                                10/02 at 102             A+      4,202,280
      4,300,000          6.600%, 4/01/12                                                10/02 at 102             A+      4,415,369
      1,950,000     Michigan Municipal Bond Authority, State Revolving
                         Fund, 7.000%, 10/01/03                                         No Opt. Call             Aa      2,214,284
      3,750,000     Michigan Public Power Agency (Belle River Project),
                         5.250%, 1/01/18                                                 1/03 at 102            AA-      3,371,550
        700,000     Michigan State Hospital Finance Authority (Daughters
                         of Charity Health System), 7.000%, 11/01/21                    11/01 at 102             Aa        745,871
      4,000,000     Michigan State Hospital Finance Authority (Henry
                         Ford Health System), 5.750%, 9/01/17                            9/02 at 102             Aa      3,803,240
      3,000,000     Michigan State Hospital Finance Authority (St. John
                         Hospital), 6.000%, 5/15/13                                      5/03 at 102            Aaa      3,004,050
                    Michigan State Hospital Finance Authority (Detroit
                         Medical Center):
      1,500,000          5.000%, 8/15/02                                                No Opt. Call             A-      1,460,925
      3,000,000          6.250%, 8/15/13                                                 8/03 at 102              A      2,949,000
      3,200,000          6.500%, 8/15/18                                                 8/03 at 102              A      3,211,552
      4,000,000     Michigan State Hospital Finance Authority (Oakwood
                         Hospital), 5.500%, 11/01/13                                    11/03 at 102            Aaa      3,775,320
                    Michigan State Trunk Line:
      1,750,000          5.700%, 11/15/15                                               11/04 at 102             AA      1,678,775
      2,500,000          7.000%, 8/15/17 (Pre-refunded to 8/15/99)                       8/99 at 102            Aaa      2,787,875
      3,595,000     Michigan State University, 5.500%, 8/15/22                           8/02 at 100            AA-      3,297,622
                    Michigan Strategic Fund (Waste Management, Inc.),
                         Alternative Minimum Tax:
      3,050,000          6.625%, 12/01/12                                               12/02 at 102             A1      3,131,771
      1,000,000          6.000%, 12/01/13                                               12/03 at 102             A1        979,240
      8,500,000     Michigan Strategic Fund (Consumers Power),
                         5.800%, 6/15/10                                                 6/03 at 102            Aaa      8,550,065
      1,500,000     Ann Arbor Water Supply System, 5.500%, 2/01/13                   2/03 at 101 1/2            Aaa      1,435,065
      2,500,000     Breitung Township School District, 5.500%, 5/01/12                   5/03 at 102             AA      2,430,500
      3,000,000     Clarkston Community Schools, General Obligation,
                         5.900%, 5/01/16                                                 5/03 at 102             AA      2,943,390
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,500,000     Detroit City School District, General Obligation,
                         6.250%, 5/01/12                                                 5/01 at 102             AA   $  2,542,625
      2,000,000     Detroit Convention Facility (Cobo Hall),
                         5.250%, 9/30/12                                                 9/03 at 102              A      1,775,640
      4,550,000     Detroit Sewage Disposal System, 5.700%, 7/01/13                      7/03 at 102            Aaa      4,405,947
      4,500,000     Detroit Water Supply System, 4.750%, 7/01/19                         7/04 at 102            Aaa      3,740,490
      3,000,000     Dexter Community Schools, General Obligation,
                         5.000%, 5/01/17                                                 5/03 at 102             AA      2,579,310
      2,000,000     Ferris State University, 6.250%, 10/01/19                           10/03 at 102            Aaa      2,029,820
      6,750,000     Grand Haven Electric System, 5.250%, 7/01/16                         7/03 at 102            Aaa      6,188,468
      1,000,000     Kent Hospital Finance Authority (Butterworth Hospital),
                         5.100%, 1/15/07                                                No Opt. Call             A1        963,010
      2,000,000     Lansing Board of Water and Light, 4.900%, 7/01/11                    7/01 at 100             Aa      1,800,040
                    Monroe County Pollution Control (Detroit Edison),
                         Alternative Minimum Tax:
      6,000,000          6.350%, 12/01/04                                               No Opt. Call            Aaa      6,444,900
      2,500,000          6.550%, 6/01/24                                                 6/03 at 102            Aaa      2,563,425
      1,500,000          6.550%, 9/01/24                                                 9/03 at 103            Aaa      1,537,680
                    Mount Clemens Housing Corporation, Multi-Family:
      1,000,000          6.600%, 6/01/13                                                 6/03 at 102            AAA      1,051,560
      1,500,000          6.600%, 6/01/22                                                 6/03 at 102            AAA      1,543,515
      1,000,000     Reeths-Puffer Schools, General Obligation,
                         5.750%, 5/01/15                                                 5/05 at 101            Aaa        974,570
      3,615,000     Saginaw-Midland Municipal Water Supply Corporation,
                         Limited Tax, 5.250%, 9/01/16                                9/02 at 101 1/2              A      3,225,448
                    University of Michigan Hospital:
      1,000,000          5.750%, 12/01/12                                               12/02 at 102             Aa        961,740
      2,650,000          6.375%, 12/01/24                                               12/00 at 100             Aa      2,678,857
      2,000,000     University of Michigan Hospital, Student Fee,
                         5.500%, 4/01/12                                                 4/03 at 102            AA+      1,936,260
                    Wayne County (Detroit Metropolitan Airport),
                         Alternative Minimum Tax:
      1,000,000          4.750%, 12/01/02                                               No Opt. Call            Aaa        990,180
      1,000,000          4.800%, 12/01/03                                               No Opt. Call            Aaa        984,430
      1,000,000     Wayne County (Detroit Metropolitan Airport),
                         8.000%, 12/01/14                                               12/96 at 102            Aaa      1,064,490
      3,750,000     Western Michigan University, 5.500%, 7/15/16                         7/03 at 102            Aaa      3,544,950
      1,000,000     Western Township Utilities Authority, Sewage Disposal
                         System, 6.500%, 1/01/10                                         1/02 at 100            AAA      1,046,520
      2,165,000     Wyandotte City School District, General Obligation,
                         5.625%, 5/01/16                                                 5/03 at 102            Aaa      2,038,563
      5,625,000     Puerto Rico General Obligation, 5.375%, 7/01/06                     No Opt. Call            Aaa      5,810,118
      5,750,000     Puerto Rico Public Buildings Authority, 5.750%, 7/01/15          7/03 at 101 1/2              A      5,500,277
      4,000,000     Puerto Rico Electric Power Authority, 5.875%, 7/01/06                7/99 at 102              A      4,013,400
      1,000,000     Puerto Rico Ports Authority, Special Facilities
                         (American Airlines, Inc. Project), 6.300%, 6/01/23              6/03 at 102           Baa3        975,560
   $161,940,000     Total Investments - (cost $158,273,972) - 98.5%                                                    158,949,928
   ============
                    Other Assets Less Liabilities - 1.5%                                                                 2,464,077
                    Net Assets - 100%                                                                                 $161,414,005
                                                                                                                      ============

                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          26           $ 73,709,036            46%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          19             48,437,420            30
  PORTFOLIO OF                                  A+                            A1           5             13,691,670             9
  INVESTMENTS:                               A, A-                     A, A2, A3           7             22,136,242            14
                                   BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           1                975,560             1
  TOTAL                                                                                   58           $158,949,928           100%

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN OHIO QUALITY INCOME MUNICIPAL FUND, INC. (NUO)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,250,000     Ohio Air Quality Development Authority (Ashland Oil,
                         Inc.), 6.850%, 4/01/10                                          4/01 at 102           Baa1   $  2,303,483
      4,000,000     Ohio Air Quality Development Authority, Pollution
                         Control (Cleveland Electric Illuminating Company),
                         8.000%, 12/01/13                                                6/02 at 103            Aaa      4,690,800
                    Ohio Air Quality Development Authority (JMG
                         Funding Limited Partnership Project), Alternative
                         Minimum Tax:
      2,000,000          6.375%, 1/01/29                                                10/04 at 102            Aaa      2,045,480
      4,000,000          6.375%, 4/01/29                                                10/04 at 102            Aaa      4,090,960
      1,500,000     Ohio Building Authority (Toledo Center),
                         9.100%, 10/01/04                                               10/95 at 103             A1      1,558,095
                    Ohio Building Authority (Adult Correctional Building
                         Fund):
      1,250,000          6.300%, 10/01/11                                               10/02 at 102             A+      1,280,438
      3,000,000          6.125%, 10/01/12                                               10/03 at 102             A+      3,050,760
      1,000,000     Ohio Building Authority (Juvenile Correction Building
                         Fund), 6.000%, 10/01/12                                        10/02 at 102             A+      1,004,090
      1,000,000     Ohio General Obligation, 0.000%, 9/01/99                            No Opt. Call             Aa        833,500
                    Ohio Higher Educational Facility Commission
                         (University of Dayton):
      1,000,000          5.800%, 12/01/14                                               12/04 at 102            Aaa        983,930
      2,400,000          6.600%, 12/01/17                                               12/03 at 102            Aaa      2,533,080
      2,500,000     Ohio Higher Educational Facility Commission (Oberlin
                         College), 5.375%, 10/01/15                                     10/03 at 102             AA      2,329,450
        500,000     Ohio Higher Educational Facility Commission (Kenyon
                         College), 5.375%, 12/01/16                                     12/03 at 102             A+        443,945
      1,100,000     Ohio Higher Educational Facility Commission (Ohio
                         Northern University), 5.650%, 5/01/18                           5/04 at 102            AAA      1,039,412
                    Ohio Higher Educational Facility Commission (John
                         Carroll University):
        750,000          5.600%, 10/01/13                                               10/03 at 102              A        695,888
      1,350,000          5.300%, 11/15/14                                               11/03 at 102              A      1,234,076
      1,600,000     Ohio Higher Educational Facility (Case Western
                         Reserve University), 6.000%, 10/01/22                          10/02 at 102             Aa      1,602,064
        335,000     Ohio Housing Finance Agency, Single Family
                         Mortgage, 8.250%, 2/01/16                                       2/98 at 103            AAA        359,710
      9,990,000     Ohio Housing Finance Agency, Single Family Mortgage
                         (GNMA), Alternative Minimum Tax, 7.650%, 3/01/29                9/99 at 102            AAA     10,401,388
      2,500,000     Ohio Municipal Electric Generation Agency (American
                         Municipal Power, Inc), 5.375%, 2/15/24                          2/03 at 102            Aaa      2,278,200
      1,500,000     Ohio State Public Facilities Commission, Higher
                         Education, 5.500%, 12/01/06                                    12/01 at 102             A+      1,531,425
      1,575,000     Ohio State University General Receipts,
                         5.875%, 12/01/12                                               12/02 at 102            AA-      1,562,180
      2,500,000     Ohio Turnpike Commission, 5.750%, 2/15/24                            2/04 at 102            AA-      2,405,125
                    Ohio Water Development Authority:
      1,000,000          8.000%, 12/01/18 (Pre-refunded to 12/01/00)                    12/00 at 100            AAA      1,091,910
      1,000,000          5.900%, 12/01/21                                                6/05 at 102            Aaa        986,750
      1,000,000     Ohio Water Development Authority (Cincinnati Gas and
                         Electric Company), 5.450%, 1/01/24                              1/04 at 102            Aaa        925,360
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  3,500,000     Ohio Water Development Authority (Pennsylvania Power
                         Company), Alternative Minimum Tax, 5.900%, 5/01/18              5/03 at 102            Aaa   $  3,439,415
      1,830,000     Akron Bath Copley Joint Township Hospital District
                         (Summa Health System), 5.500%, 11/15/13                        11/03 at 102              A      1,653,771
      1,500,000     Akron Waterworks System Mortgage, 6.550%, 3/01/12                    3/01 at 102            Aaa      1,599,135
      2,000,000     Ashtabula County Industrial Development (Ashland Oil
                         Inc.), 6.900%, 5/01/10                                          5/02 at 102           Baa1      2,076,780
      2,000,000     Barberton (Barberton Citizens Hospital),
                         7.250%, 1/01/12                                                 1/02 at 102              A      2,126,520
                    Berea City School District, General Obligation:
        650,000          7.500%, 12/15/06                                               12/03 at 102            Aaa        759,805
        680,000          7.450%, 12/15/07                                               12/03 at 102            Aaa        792,588
        825,000     Bowling Green State University, 6.700%, 6/01/07                      6/01 at 102              A        892,221
                    Butler County (Fort Hamilton-Hughes Memorial
                         Hospital):
        535,000          7.250%, 1/01/01                                                No Opt. Call            Baa        543,710
      1,000,000          7.500%, 1/01/10                                                 1/02 at 102            Baa      1,033,460
                    Cambridge (Guernsey Memorial Hospital):
      1,680,000          8.000%, 12/01/06                                               12/01 at 102            BBB      1,801,414
        750,000          8.000%, 12/01/11                                               12/01 at 102            BBB        795,668
      2,000,000     Carroll County Hospital Improvement (Timken Mercy
                         Medical Center), 7.125%, 12/01/18 (Pre-refunded to
                         12/01/01)                                                      12/01 at 102            AAA      2,306,940
      1,000,000     Clermont County Limited Tax, 5.600%, 9/01/14                         9/03 at 102            Aaa        968,080
      2,675,000     Clermont County (Mercy Health System), 5.875%, 1/01/15               1/03 at 102            Aaa      2,630,756
      1,385,000     Clermont County Mortgage (GNMA), 5.950%, 2/20/30                     8/03 at 103            Aaa      1,322,620
      2,500,000     Clermont County Waterworks System, 6.625%, 12/01/14
                         (Pre-refunded to 12/01/01)                                     12/01 at 102            Aaa      2,812,700
      1,000,000     Cleveland General Obligation, 6.750%, 10/01/11
                         (Pre-refunded to 10/01/01)                                     10/01 at 102            Aaa      1,129,320
      2,075,000     Cleveland Airport System, Alternative Minimum Tax,
                         7.400%, 1/01/20                                                 1/00 at 102            Aaa      2,272,229
                    Cleveland Public Power System:
      3,000,000          7.000%, 11/15/17                                               11/01 at 102            Aaa      3,297,330
      2,000,000          7.000%, 11/15/24                                               11/04 at 102            Aaa      2,235,200
      1,000,000     Cleveland State University, 5.500%, 6/01/13                          6/03 at 102            Aaa        971,170
                    Cleveland Waterworks Mortgage:
      3,000,000          6.500%, 1/01/11                                                 1/02 at 102            Aaa      3,162,600
      2,000,000          5.500%, 1/01/13                                                No Opt. Call            Aaa      1,953,920
      3,720,000          6.250%, 1/01/16                                                 1/02 at 102            Aaa      3,807,643
      1,575,000          6.500%, 1/01/21 (Pre-refunded to 1/01/02)                       1/02 at 102            Aaa      1,756,566
      1,000,000          5.500%, 1/01/21                                                No Opt. Call            Aaa        948,870
      2,000,000     Columbus General Obligation, Unlimited Tax,
                         6.500%, 1/01/10                                                 1/02 at 102            Aaa      2,113,860
      1,950,000     Columbus City School District, General Obligation,
                         Unlimited Tax, 6.650%, 12/01/12 (Pre-refunded to
                         12/01/02)                                                      12/02 at 102            Aaa      2,215,064
                    Columbus Municipal Airport Authority, Alternative
                         Minimum Tax:
        830,000          5.950%, 1/01/08                                                 1/04 at 102            Aaa        844,127
      1,000,000          6.000%, 1/01/14                                                 1/04 at 102            Aaa        994,430
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,500,000     Columbus Sewerage System, 6.250%, 6/01/08                            6/02 at 102             A1   $  2,602,950
        500,000     Cuyahoga County General Obligation, 5.650%, 5/15/18                 No Opt. Call             A1        475,980
      3,000,000     Cuyahoga County (Meridia Health System),
                         7.000%, 8/15/23                                                 8/01 at 102             A1      3,128,820
      1,500,000     Cuyahoga County (University Hospitals),
                         6.500%, 1/15/19                                                 1/02 at 102             Aa      1,525,260
      1,170,000     Cuyahoga County (Fairview General Hospital),
                         6.300%, 8/15/15                                                 2/03 at 102             A1      1,152,953
      3,200,000     Dayton (James M. Cox International Airport),
                         5.800%, 12/01/11                                           12/02 at 101 1/2            Aaa      3,174,688
      2,000,000     Dublin City School District, General Obligation,
                         6.200%, 12/01/19                                               12/02 at 102            Aaa      2,033,780
      1,400,000     Fairfield County (Lancaster-Fairfield Community
                         Hospital), 5.500%, 6/15/21                                      6/03 at 102            Aaa      1,305,024
      1,300,000     Franklin County Limited Tax, 5.375%, 12/01/20                       12/08 at 102            Aaa      1,222,091
      2,200,000     Franklin County Convention Facility Authority,
                         5.850%, 12/01/19                                               12/02 at 102            Aaa      2,157,826
      1,365,000     Franklin County, Hospital Facilities (Ohio Presbyterian
                         Retirement Services), 6.500%, 7/01/23                           7/03 at 102            N/R      1,234,015
      1,000,000     Franklin County (Mt. Carmel Health), 7.650%, 6/01/10
                         (Pre-refunded to 6/01/00)                                       6/00 at 102            Aaa      1,149,610
      1,500,000     Franklin County (Children's Hospital), 6.600%, 5/01/13              11/02 at 102             Aa      1,545,825
      4,300,000     Franklin County, Hospital Facilities (Riverside United
                         Methodist Hospital), 5.750%, 5/15/20                            5/03 at 102             Aa      4,076,916
      1,000,000     Franklin County Multi-Family Housing (Hamilton Creek
                         Apartments), Alternative Minimum Tax,
                         5.550%, 7/01/24                                                 1/05 at 103             Aa        887,410
      6,200,000     Franklin County (Kensington Place Project),
                         6.750%, 1/01/34                                                 1/02 at 103             Aa      6,311,786
                    Franklin County (Online Computer Library Center
                         Project):
      3,480,000          7.500%, 6/01/09                                                No Opt. Call            AAA      3,760,801
        500,000          6.000%, 4/15/13                                                 4/03 at 100            N/R        482,005
      3,250,000     Garfield Heights (Marymount Hospital), 6.650%, 11/15/11             11/02 at 102              A      3,328,650
      3,250,000     Hamilton Electric System Mortgage, 6.300%, 10/15/25                 10/02 at 102            Aaa      3,322,443
      1,000,000     Hamilton County Sewer System, 6.700%, 12/01/13
                         (Pre-refunded to 6/01/01)                                       6/01 at 102            AAA      1,122,720
      3,000,000     Hamilton County Sewer System (Metropolitan Sewer
                         District of Greater Cincinnati), 5.250%, 12/01/16              12/03 at 100            Aaa      2,771,670
      1,500,000     Hudson Local School District, General Obligation,
                         Unlimited Tax, 5.600%, 12/15/14                                12/03 at 102            Aaa      1,451,685
      3,000,000     Kent State University, General Receipts, 6.500%, 5/01/22             5/02 at 102            Aaa      3,126,480
      1,000,000     Lakewood General Obligation, 6.500%, 12/01/12                       12/02 at 102             Aa      1,079,950
      2,100,000     Lakota Local School District, General Obligation,
                         6.250%, 12/01/14                                               12/05 at 100            Aaa      2,169,174
      1,000,000     Lorain County (Humility of Mary Health Care System),
                         5.900%, 12/15/08                                                6/03 at 102             A1      1,015,610
      1,000,000     Marion County, Health Care Facilities (United Church
                         Homes Project), 6.300%, 11/15/15                               11/03 at 102           BBB-        909,560
      1,250,000     Miami University, 5.600%, 12/01/13                                  12/03 at 102            Aaa      1,227,425
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,400,000     Middleburg Heights (Southwest General Hospital),
                         6.750%, 8/15/21                                                 8/01 at 102              A   $  1,425,970
      1,800,000     Montgomery County Sewer System (Greater Moraine-
                         Beavercreek Sewer District), 5.600%, 9/01/11                    9/02 at 102            Aaa      1,792,350
      1,000,000     Montgomery County Water (Greater Moraine-
                         Beavercreek Sewer District), 6.250%, 11/15/17                  11/02 at 102            Aaa      1,026,080
      1,000,000     Newark Water System, Limited Tax, General Obligation,
                         6.000%, 12/01/18                                               12/03 at 102            Aaa      1,004,480
                    North Canton City School District, General Obligation:
        650,000          9.750%, 12/01/03                                               No Opt. Call            Aaa        863,486
        715,000          9.700%, 12/01/04                                               No Opt. Call            Aaa        963,112
      1,250,000     Oxford Water Supply System Mortgage,
                         6.000%, 12/01/14                                               12/02 at 102            Aaa      1,256,075
      1,000,000     Revere Local School District, General Obligation,
                         Unlimited Tax, 6.000%, 12/01/16                                12/03 at 102            Aaa      1,004,480
      1,400,000     Reynoldsburg City School District, General Obligation,
                         Unlimited Tax, 6.550%, 12/01/17                                12/02 at 102            Aaa      1,468,544
                    Solon City School District, General Obligation:
      1,000,000          7.150%, 12/01/13 (Pre-refunded to 12/01/01)                    12/01 at 102            N/R      1,150,050
      1,085,000          5.300%, 12/01/13                                               12/04 at 102             Aa      1,011,415
      2,000,000     Southwest Regional Water District, 6.000%, 12/01/20                 12/05 at 101            Aaa      2,007,960
      3,895,000     Student Loan Funding Corporation of Cincinnati,
                         Alternative Minimum Tax, 6.600%, 7/01/05                        7/02 at 100              A      4,003,280
      1,700,000     Student Loan Funding Corporation of Cincinnati,
                         6.150%, 8/01/10                                                 8/03 at 100             A1      1,681,962
                    Toledo General Obligation, Limited Tax:
      1,135,000          7.000%, 12/01/03                                               No Opt. Call            Aaa      1,303,058
      3,400,000          5.700%, 12/01/10 (WI)                                          12/05 at 102            Aaa      3,408,635
        750,000     Tuscarawas County, Hospital Facilities (Union Hospital),
                         6.500%, 10/01/21                                               10/03 at 102            Baa        693,397
      3,500,000     University of Cincinnati, General Receipts,
                         6.300%, 6/01/12                                                12/02 at 102            AA-      3,647,455
      1,000,000     University of Cincinnati, 5.350%, 6/01/08                            6/03 at 102            AA-        985,330
      1,500,000     University of Toledo, 5.900%, 6/01/20                               12/02 at 102            Aaa      1,482,510
      1,000,000     Washington Water System Mortgage, 5.375%, 12/01/19                  12/03 at 101            Aaa        935,600
      3,000,000     West Clermont Local School District, General Obligation,
                         6.000%, 12/01/18                                               12/05 at 100            Aaa      3,006,570
      1,750,000     Worthington City School District, General Obligation,
                         Unlimited Tax, 6.375%, 12/01/12                                 6/02 at 102            Aaa      1,827,210
      1,500,000     Puerto Rico General Obligation, 3.000%, 7/01/06                      7/97 at 100              A      1,173,075
      2,500,000     Commonwealth of Puerto Rico, General Obligation,
                         6.600%, 7/01/13 (Pre-refunded to 7/01/02)                   7/02 at 101 1/2            Aaa      2,822,175
      1,400,000     Puerto Rico Highway and Transportation Authority,
                         5.500%, 7/01/19                                             7/03 at 101 1/2              A      1,283,421
      1,300,000     Puerto Rico Public Buildings Authority, 5.750%, 7/01/15          7/03 at 101 1/2              A      1,243,540
      1,000,000     Puerto Rico Industrial, Medical, Educational and
                         Environmental Authority, Pollution Control (Motorola,
                         Inc.), 6.750%, 1/01/14                                          1/02 at 103            Aa3      1,082,820
   $209,355,000     Total Investments - (cost $209,598,412) - 97.9%                                                    213,826,558
   ============
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 1.7%
   $  2,600,000     Cincinnati & Hamilton County Port Authority
                         (Kenwood Office Associates), Variable Rate Demand
                         Bonds, 3.850%, 9/01/25t                                                                A-1   $  2,600,000
      1,000,000     Cuyahoga County (University Hospital of Cleveland),
                         Series 1985, Variable Rate Demand Bonds,
                         3.850%, 1/01/16t                                                                    VMIG-1      1,000,000
   $  3,600,000     Total Temporary Investments - 1.7%                                                                   3,600,000
   ============
                    Other Assets Less Liabilities - 0.4%                                                                   908,686
                    Net Assets - 100%                                                                                 $218,335,244
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          65           $131,929,090            62%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          15             30,886,486            14
  PORTFOLIO OF                                  A+                            A1          12             18,927,028             9
  INVESTMENTS                                A, A-                     A, A2, A3          11             19,060,412             9
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           8             10,157,472             5
  TEMPORARY                              Non-rated                     Non-rated           3              2,866,070             1
  INVESTMENTS):
  TOTAL                                                                                  114           $213,826,558           100%

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
(WI) Security purchased on a when-issued basis (note 1).
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
NUVEEN TEXAS QUALITY INCOME MUNICIPAL FUND (NTX)
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  1,500,000     Texas Health Facilities Development Corporation (All
                         Saints Episcopal Hospitals of Fort Worth),
                         6.250%, 8/15/22                                                 8/03 at 102            Aaa   $  1,518,900
      5,490,000     Texas Housing Agency, Single Family Mortgage,
                         8.250%, 3/01/17                                                 3/96 at 102             Aa      5,709,765
        625,000     Texas Municipal Power Agency, Refunding Bonds,
                         5.750%, 9/01/12 (Pre-refunded to 9/01/02)                       9/02 at 100            Aaa        666,444
      2,490,000     Texas Southern University, 5.750%, 8/01/18                           8/03 at 101            Aaa      2,412,885
      2,015,000     Texas Turnpike Authority, Dallas North Tollway,
                         6.000%, 1/01/20                                                 1/98 at 100              A      1,971,939
      5,085,000     Texas Veterans' Housing General Obligation, Alternative
                         Minimum Tax, 6.800%, 12/01/23                                  12/03 at 102             Aa      5,194,022
                    Texas Veterans' Housing General Obligation:
      3,070,000          8.300%, 12/01/16 (Pre-refunded to 12/01/99)                    12/99 at 100            AAA      3,550,486
      1,930,000          8.300%, 12/01/16                                               12/95 at 102             Aa      2,015,789
      2,000,000     Texas Veterans' Land General Obligation, Alternative
                         Minimum Tax, 6.400%, 12/01/24                                  12/04 at 100             Aa      2,015,120
      3,500,000     Abilene Health Facilities Development Corporation
                         (Hendrick Medical Center), 6.150%, 9/01/25                      9/05 at 102            Aaa      3,505,670
        370,000     Abilene Housing Development Corporation,
                         7.000%, 7/01/08                                                No Opt. Call            N/R        389,617
                    Alamo Community College District, General Obligation:
      1,000,000          5.000%, 2/15/10                                                 2/00 at 100             Aa        919,340
      1,000,000          5.000%, 2/15/11                                                 2/00 at 100             Aa        911,130
      5,295,000     Alliance Airport Authority (American Airlines),
                         Alternative Minimum Tax, 7.500%, 12/01/29                      12/00 at 102           Baa2      5,517,920
      4,500,000     Amarillo (High Plains Baptist Hospital),
                         6.500%, 1/01/07                                                 1/02 at 102            Aaa      4,784,085
                    Austin Combined Utility System:
      3,500,000          6.750%, 5/15/12                                                 5/01 at 102              A      3,652,145
      3,500,000          5.750%, 11/15/16                                               11/02 at 100            Aaa      3,395,210
      1,000,000          5.875%, 5/15/21                                                 5/01 at 100            Aaa        975,910
      2,475,000     Baytown Housing Finance Corporation, Single Family
                         Mortgage, 8.500%, 9/01/11                                       9/02 at 103              A      2,748,488
      1,000,000     Beaumont General Obligation, 6.250%, 3/01/10                         3/02 at 100            Aaa      1,020,160
      1,000,000     Bexar Metropolitan Water District, 5.000%, 5/01/19                   5/04 at 100            Aaa        873,030
                    Brazos River Authority, Pollution Control (Texas Utilities
                         Electric Company), Alternative Minimum Tax:
      2,110,000          9.875%, 10/01/17                                               10/97 at 102           Baa2      2,353,600
      1,225,000          8.125%, 2/01/20                                                 2/00 at 102           Baa2      1,350,207
      2,000,000          7.875%, 3/01/21                                                 3/01 at 102           Baa2      2,197,280
      1,000,000          6.050%, 4/01/25                                                 4/03 at 102            Aaa        980,980
      1,500,000          6.500%, 12/01/27                                               12/02 at 102            Aaa      1,532,415
                    Brazos River Authority (Houston Lighting and Power):
      5,500,000          7.750%, 10/01/15                                               10/98 at 102             A3      6,012,765
      1,200,000          5.600%, 12/01/17                                               12/03 at 102            Aaa      1,135,608
                    Brazos Higher Education Authority, Student Loan,
                         Alternative Minimum Tax:
      2,500,000          6.875%, 9/01/04                                                 3/02 at 102              A      2,585,000
      1,115,000          6.650%, 11/01/04                                               No Opt. Call             Aa      1,202,672
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $    250,000     Brazos Higher Education Authority, Inc., Student Loan,
                         6.800%, 12/01/04                                               No Opt. Call              A   $    269,853
      2,000,000     Brownsville General Obligation, 6.750%, 2/15/12
                         (Pre-refunded to 2/15/01)                                       2/01 at 100            Aaa      2,208,100
      3,500,000     Brownsville Utility System, 6.500%, 9/01/17                          9/00 at 102            Aaa      3,634,260
      1,000,000     Caddo Mills Independent School District, General
                         Obligation, 6.375%, 8/15/25                                     2/05 at 100            AAA      1,027,630
      1,400,000     Coastal Bend Health Facilities Corporation (Incarnate
                         Word Health Services), 6.000%, 11/15/22                        11/02 at 102            Aaa      1,374,044
      2,500,000     Conroe Independent School District, General
                         Obligation, 5.000%, 2/01/18                                     2/04 at 100            Aaa      2,216,025
      4,130,000     Coppell Independent School District, General
                         Obligation, 0.000%, 8/15/14                                  8/09 at 75 1/3            Aaa      1,183,245
      3,450,000     Corpus Christi Limited Tax, 6.700%, 3/01/08                          3/02 at 100            Aaa      3,842,817
      5,020,000     Dallas-Fort Worth International Airport (United Parcel
                         Service, Inc.), Alternative Minimum Tax,
                         6.600%, 5/01/32                                                 5/02 at 102            Aaa      5,143,191
                    Dallas (Civic Center Convention Complex):
      1,000,000          8.000%, 1/01/09                                                 1/96 at 100              A      1,030,910
      1,500,000          6.250%, 1/01/20                                                 1/02 at 100            AAA      1,523,610
      1,980,000     El Paso Housing Finance Corporation, Single Family
                         Mortgage, 8.750%, 10/01/11                                      4/01 at 103              A      2,204,374
      2,800,000     Ennis General Obligation, 6.500%, 8/01/13                            8/02 at 100            Aaa      2,906,568
      1,185,000     Fort Bend County Levee Improvement, District No. 11,
                         General Obligation, 6.900%, 9/01/17                             9/04 at 100            Aaa      1,265,604
      1,515,000     Galveston Property Finance Authority, Single Family
                         Mortgage, 8.500%, 9/01/11                                       9/01 at 103              A      1,663,712
      1,000,000     Georgetown Higher Education Finance Corporation
                         (Southwestern University), 6.300%, 2/15/14                      2/04 at 100             A1      1,013,120
      2,245,000     Grapevine Industrial Development Corporation
                         (American Airlines, Inc.), 9.250%, 12/01/12                    12/95 at 102           Baa3      2,324,046
                    Harris County Toll Road, Senior Lien:
      1,680,000          6.625%, 8/15/17 (Pre-refunded to 8/15/97)                       8/97 at 102            Aaa      1,798,188
        320,000          6.625%, 8/15/17                                                 8/97 at 102            Aaa        337,654
      1,780,000          6.500%, 8/15/17 (Pre-refunded to 8/15/02)                       8/02 at 102            Aaa      1,999,171
        320,000          6.500%, 8/15/17                                                 8/02 at 102            Aaa        331,251
      2,000,000          5.375%, 8/15/20                                                 8/04 at 102            Aaa      1,822,180
      2,000,000     Harris County Toll Road, Unlimited Tax and Subordinate
                         Lien, 6.500%, 8/15/15                                           8/02 at 102            AA+      2,100,200
      4,000,000     Harris County Health Facilities (Texas Children's
                         Hospital), 7.000%, 10/01/19                                    10/99 at 102            Aaa      4,305,840
      6,110,000     Harris County Health Facilities Development Corporation
                         (Memorial Hospital System), 7.125%, 6/01/15                     6/02 at 102              A      6,412,995
      3,715,000     Harrison County Housing Finance Corporation, Single
                         Family Mortgage, 8.875%, 12/01/11                              12/01 at 103              A      3,975,607
      1,000,000     Houston Airport System, Alternative Minimum Tax,
                         8.000%, 7/01/08                                             7/98 at 102 1/2              A      1,100,050
      5,000,000     Houston Airport System, Subordinate Lien, Alternative
                         Minimum Tax, 6.750%, 7/01/21                                    7/01 at 102            Aaa      5,233,250
      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
   $  2,045,000     Houston Housing Finance Corporation, Single Family
                         Mortgage, 5.950%, 12/01/10                                      6/03 at 102            Aaa   $  2,067,536
      4,000,000     Houston Water and Sewer System, Junior Lien,
                         6.375%, 12/01/17                                               12/01 at 102            Aaa      4,102,080
      1,000,000     Houston Water and Sewer System, 6.375%, 12/01/14                    12/02 at 102              A      1,017,110
        800,000     Laredo Waterworks System, 5.625%, 8/15/11                            8/04 at 100            Aaa        787,944
      1,500,000     Lone Star Airport Improvement Authority (American
                         Airlines), 9.125%, 12/01/15                                    12/95 at 102           Baa2      1,557,660
                    Lower Colorado River Authority:
      3,400,000          6.000%, 1/01/17                                                 1/02 at 100            Aaa      3,335,536
      1,310,000          5.625%, 1/01/17                                                 1/02 at 102            Aaa      1,240,570
                    Lower Colorado River Authority, Junior Lien:
        190,000          5.625%, 1/01/17 (Pre-refunded to 1/01/02)                       1/02 at 100            Aaa        186,145
      2,480,000          5.250%, 1/01/15                                                 1/03 at 102            Aaa      2,270,886
                    Matagorda County Navigation District No. 1, Pollution
                         Control (Central Power and Light Company):
        610,000          10.125%, 10/15/14                                              10/95 at 103            Aaa        628,459
      3,250,000          6.000%, 7/01/28                                                 7/03 at 102             A3      3,150,128
      1,800,000     Matagoda County Navigation District No. 1, Pollution
                         Control (Houston Lighting and Power Company),
                         Alternative Minimum Tax, 7.875%, 2/01/19                        2/98 at 102             A3      1,946,268
      5,750,000     Midland County Hospital District, 0.000%, 6/01/11                   No Opt. Call            BBB      2,074,025
      2,850,000     North Central Texas Health Facilities, Development
                         Corporation (Presbyterian Healthcare System),
                         5.900%, 6/01/21                                                 6/03 at 102             Aa      2,747,372
      2,500,000     North Texas Higher Educational Authority, Student
                         Loan, 6.100%, 4/01/08                                           4/03 at 102             Aa      2,545,400
      1,500,000     North Texas Municipal Water District, Regional Solid
                         Waste Disposal System, 5.250%, 9/01/12                          9/03 at 100            Aaa      1,403,520
      1,365,000     Port Arthur Housing Finance Corporation, Single
                         Family, 8.700%, 3/01/12                                         9/02 at 103              A      1,505,745
      4,500,000     Port of Corpus Christi, Authority of Nueces County,
                         Pollution Control (Hoechst Celanese Corporation
                         Project), Alternative Minimum Tax, 6.875%, 4/01/17              4/02 at 102            AA-      4,667,175
      2,000,000     San Antonio Electric and Gas System, 5.000%, 2/01/17                 2/02 at 101            Aa1      1,744,900
      4,500,000     San Antonio Water System, 6.500%, 5/15/10                            5/02 at 102            Aaa      4,777,605
      3,250,000     Tarrant County Health Facilities Development
                         Corporation (Harris Methodist Health System),
                         6.000%, 9/01/24                                                 9/04 at 102             A1      3,108,008
      2,500,000     Tarrant County Water Control and Improvement
                         District, 5.750%, 3/01/13 (Pre-refunded to 3/01/01)             3/01 at 100            Aaa      2,645,075
      2,500,000     Terrell Hills Higher Education Facilities Corporation
                         (Incarnate Word College), 5.750%, 3/15/13                   3/03 at 101 1/2            AAA      2,413,950
      5,400,000     Travis County Health Facilities Development Corporation
                         (Daughters of Charity Health System), 6.000%, 11/15/22         11/03 at 102             Aa      5,017,572
      3,310,000     Travis County Residential Mortgage, GNMA and FNMA,
                         7.050%, 12/01/25                                               12/01 at 103            AAA      3,475,632
      1,445,000     Tyler Junior College District, 5.900%, 8/15/13                       8/04 at 100            Aaa      1,446,951
      2,000,000     University of Houston, 6.000%, 2/15/17                               2/05 at 100            Aaa      1,985,600
      2,680,000     Victoria Housing Finance Corporation, Single Family
                         Mortgage, 8.500%, 1/01/11                                       1/02 at 103              A      2,927,631
      1,030,000     Webb County Limited Tax, 5.400%, 2/15/09                             2/03 at 100            Aaa      1,025,076
   $206,360,000     Total Investments - (cost $198,889,582) - 98.2%                                                    205,147,636
   ============

      PRINCIPAL                                                                            OPT. CALL                        MARKET
         AMOUNT     DESCRIPTION                                                          PROVISIONS*      RATINGS**          VALUE
                    TEMPORARY INVESTMENTS IN SHORT-TERM
                    MUNICIPAL SECURITIES - 0.4%
   $    900,000     North Central Texas Health Facilities Development
   ============
                         Corporation (Presbyterian Medical Center), Variable
                         Rate Demand Bonds, 3.900%, 12/01/15t                                                VMIG-1   $    900,000
                    Other Assets Less Liabilities - 1.4%                                                                 2,876,583
                    Net Assets - 100%                                                                                 $208,924,219
                                                                                                                      ============
                                                                                      NUMBER                 MARKET         MARKET
                                 STANDARD & POOR'S                       MOODY'S   OF ISSUES                  VALUE        PERCENT
  SUMMARY OF                                   AAA                           Aaa          47           $102,296,976            50%
  RATINGS**                           AA+, AA, AA-             Aa1, Aa, Aa2, Aa3          13             36,790,457            18
  PORTFOLIO OF                                  A+                            A1           2              4,121,128             2
  INVESTMENTS                                A, A-                     A, A2, A3          17             44,174,720            21
  (EXCLUDING                       BBB+, BBB, BBB-         Baa1, Baa, Baa2, Baa3           7             17,374,738             8
  TEMPORARY                              Non-rated                     Non-rated           1                389,617             1
  INVESTMENTS):
  TOTAL                                                                                   87           $205,147,636           100%

* Optional Call Provisions (not covered by the report of independent auditors):
Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
** Ratings (not covered by the report of independent auditors): Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
t The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security.
The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NAZ            NUM            NMP            NUO
Assets
Investments in municipal securities, at market value (note 1)         $89,084,064   $244,708,517   $158,949,928   $213,826,558
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                             900,000        --             --           3,600,000
Cash                                                                      161,171        424,295        128,643        227,848
Receivables:
   Interest                                                               665,669      3,920,887      2,136,752      2,839,997
   Investments sold                                                       --             --           2,866,410      4,083,253
Other assets                                                               19,087         25,765          8,366         53,370
                                                                      -----------   ------------   ------------   ------------
     Total assets                                                      90,829,991    249,079,464    164,090,099    224,631,026
                                                                      -----------   ------------   ------------   ------------
Liabilities
Payable for investments purchased                                         --             --           1,978,317      5,323,393
Accrued expenses:
   Management fees (note 6)                                                50,087        136,019         89,059        120,094
   Other                                                                   54,940        125,761         89,117        109,226
Preferred share dividends payable                                          12,741         26,295         24,390         28,732
Common share dividends payable                                            278,236        884,101        495,211        714,337
                                                                      -----------   ------------   ------------   ------------
     Total liabilities                                                    396,004      1,172,176      2,676,094      6,295,782
                                                                      -----------   ------------   ------------   ------------
Net assets (note 7)                                                   $90,433,987   $247,907,288   $161,414,005   $218,335,244
                                                                      ===========   ============   ============   ============
Preferred shares, at liquidation value                                $30,000,000   $ 80,000,000   $ 56,000,000   $ 77,000,000
                                                                      ===========   ============   ============   ============
Preferred shares outstanding                                                1,200          3,200          2,240          3,080
                                                                      ===========   ============   ============   ============
Common shares outstanding                                               4,280,555     11,120,764      7,677,686      9,217,250
                                                                      ===========   ============   ============   ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                                $     14.12   $      15.10   $      13.73   $      15.33
                                                                      ===========   ============   ============   ============
See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
                                                                          NTX
Assets
Investments in municipal securities, at market value (note 1)        $205,147,636
Temporary investments in short-term municipal securities,
   at amortized cost (note 1)                                             900,000
Cash                                                                       79,073
Receivables:
   Interest                                                             3,741,529
   Investments sold                                                        10,292
Other assets                                                               20,899
                                                                     ------------
     Total assets                                                     209,899,429
                                                                     ------------
Liabilities
Payable for investments purchased                                         --
Accrued expenses:
   Management fees (note 6)                                               114,809
   Other                                                                   74,680
Preferred share dividends payable                                          34,854
Common share dividends payable                                            750,867
                                                                     ------------
     Total liabilities                                                    975,210
                                                                     ------------
Net assets (note 7)                                                  $208,924,219
                                                                     ============
Preferred shares, at liquidation value                               $ 69,000,000
                                                                     ============
Preferred shares outstanding                                                2,760
                                                                     ============
Common shares outstanding                                               9,385,839
                                                                     ============
Net asset value per Common share outstanding (net assets less
   Preferred shares at liquidation value, divided by Common
   shares outstanding)                                               $      14.91
                                                                     ============
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended July 31, 1995
                                                                          NAZ            NUM            NMP            NUO
Investment Income
Tax-exempt interest income (note 1)                                   $5,309,886     $15,489,888    $ 8,500,486    $11,289,155
                                                                      ----------     -----------    -----------    -----------
Expenses:
   Management fees (note 6)                                              569,019       1,562,791        912,985      1,178,588
   Preferred shares--auction fees                                         31,233         200,002        125,616        162,385
   Preferred shares--dividend disbursing agent fees                        9,164          15,000         25,890         36,781
   Shareholders' servicing agent fees and expenses                         8,628          45,654         34,562         48,148
   Custodian's fees and expenses                                          41,508          57,157         47,393         50,630
   Directors'/Trustees' fees and expenses (note 6)                           457             933          1,151            899
   Professional fees                                                      20,139          19,681         63,221         52,884
   Shareholders' reports--printing and mailing expenses                   28,075          89,099        129,007        104,739
   Stock exchange listing fees                                            17,118          24,506         19,309         26,171
   Investor relations expense                                              5,674          14,671         15,409         14,698
   Other expenses                                                         18,753          19,026         45,201         41,778
                                                                      ----------     -----------    -----------    -----------
     Total expenses                                                      749,768       2,048,520      1,419,744      1,717,701
                                                                      ----------     -----------    -----------    -----------
       Net investment income                                           4,560,118      13,441,368      7,080,742      9,571,454
                                                                      ----------     -----------    -----------    -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                                 (659,916)        964,241     (1,991,858)     (688,907)
Net change in unrealized appreciation or depreciation
   of investments                                                      2,747,931       1,087,592     10,074,721     13,173,012
                                                                      ----------     -----------    -----------    -----------
       Net gain from investments                                       2,088,015       2,051,833      8,082,863     12,484,105
                                                                      ----------     -----------    -----------    -----------
Net increase in net assets from operations                            $6,648,133     $15,493,201    $15,163,605    $22,055,559
                                                                      ==========     ===========    ===========    ===========
See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Year ended July 31, 1995

                                                                          NTX
Investment Income
Tax-exempt interest income (note 1)                                   $12,241,030
                                                                      -----------
Expenses:
   Management fees (note 6)                                             1,225,054
   Preferred shares--auction fees                                         159,486
   Preferred shares--dividend disbursing agent fees                        25,890
   Shareholders' servicing agent fees and expenses                         27,382
   Custodian's fees and expenses                                           50,945
   Directors'/Trustees' fees and expenses (note 6)                          1,093
   Professional fees                                                       63,674
   Shareholders' reports--printing and mailing expenses                   121,462
   Stock exchange listing fees                                             21,340
   Investor relations expense                                              25,917
   Other expenses                                                          13,221
                                                                      -----------
     Total expenses                                                     1,735,464
                                                                      -----------
       Net investment income                                           10,505,566
                                                                      -----------
Realized and Unrealized Gain (Loss)
from Investments
Net realized gain (loss) from investment transactions, net of
   taxes, if applicable (notes 1 and 3)                                   351,434
Net change in unrealized appreciation or depreciation
   of investments                                                       7,220,300
                                                                      -----------
       Net gain from investments                                        7,571,734
                                                                      -----------
Net increase in net assets from operations                            $18,077,300
                                                                     ============

See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                 NAZ                           NUM
                                                                       Year ended    Year ended    Year ended    Year ended
                                                                         7/31/95       7/31/94       7/31/95       7/31/94
Operations
Net investment income                                                  $ 4,560,118   $ 4,543,660  $ 13,441,368  $ 13,337,189
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                            (659,916)     (732,963)      964,241       630,917
Net change in unrealized appreciation or depreciation
   of investments                                                        2,747,931    (2,850,317)    1,087,592    (9,650,958)
                                                                       -----------   -----------  ------------  ------------
   Net increase in net assets from operations                            6,648,133       960,380    15,493,201     4,317,148
                                                                       -----------   -----------  ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                                (3,338,836)   (3,361,364)  (11,081,980)  (11,575,052)
     Preferred shareholders                                             (1,137,849)   (1,095,983)   (2,869,083)   (1,890,336)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                   --           (157,464)     (544,244)      --
     Preferred shareholders                                                --            (39,760)      (87,936)      --
In excess of net realized gains from investment transactions:
     Common shareholders                                                   --            (66,603)      --            --
     Preferred shareholders                                                --            (16,817)      --            --
                                                                       -----------   -----------  ------------  ------------
   Decrease in net assets from distributions to shareholders            (4,476,685)   (4,737,991)  (14,583,243)  (13,465,388)
                                                                       -----------   -----------  ------------  ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from sale of Common shares issued in
     acquisition of NMH, NOH and NOO, or NTE, as
     applicable (note 1)                                                   --            --            --            --
   Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income and
     from net realized gains from investment transactions                  --            676,957       915,423     1,349,265
                                                                       -----------   -----------  ------------  ------------
   Net increase in net assets derived from capital share transactions      --            676,957       915,423     1,349,265
                                                                       -----------   -----------  ------------  ------------
     Net increase (decrease) in net assets                               2,171,448    (3,100,654)    1,825,381    (7,798,975)
Net assets at beginning of year                                         88,262,539    91,363,193   246,081,907   253,880,882
                                                                       -----------   -----------  ------------  ------------
Net assets at end of year                                              $90,433,987   $88,262,539  $247,907,288  $246,081,907
                                                                       ===========   ===========  ============  ============
Balance of undistributed net investment income at end of year          $   130,243   $    46,809  $    551,296  $  1,060,991
                                                                       ===========   ===========  ============  ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                  NMP                          NUO
                                                                       Year ended    Year ended    Year ended    Year ended
                                                                         7/31/95       7/31/94       7/31/95       7/31/94
Operations
Net investment income                                                 $  7,080,742  $  5,045,455  $  9,571,454  $  5,309,708
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                          (1,991,858)     (434,358)     (688,907)      (17,564)
Net change in unrealized appreciation or depreciation
   of investments                                                       10,074,721    (4,557,367)   13,173,012    (3,728,253)
                                                                      ------------  ------------  ------------  ------------
   Net increase in net assets from operations                           15,163,605        53,730    22,055,559     1,563,891
                                                                      ------------  ------------  ------------  ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                                (5,398,921)   (3,956,704)   (7,169,390)   (4,563,578)
     Preferred shareholders                                             (1,885,432)     (828,344)   (2,317,977)     (777,481)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                   --           (192,903)      --           (150,917)
     Preferred shareholders                                                --            (37,254)      --            (30,863)
In excess of net realized gains from investment transactions:
     Common shareholders                                                   --            --            --            --
     Preferred shareholders                                                --            --            --            --
                                                                      ------------  ------------  ------------  ------------
   Decrease in net assets from distributions to shareholders            (7,284,353)   (5,015,205)   (9,487,367)   (5,522,839)
                                                                      ------------  ------------  ------------  ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from sale of Common shares issued in
     acquisition of NMH, NOH and NOO, or NTE, as
     applicable (note 1)                                                52,646,603       --        104,177,336       --
   Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income and
     from net realized gains from investment transactions                  --            355,164       254,340       787,326
                                                                      ------------  ------------  ------------  ------------
   Net increase in net assets derived from capital share transactions   52,646,603       355,164   104,431,676       787,326
                                                                      ------------  ------------  ------------  ------------
     Net increase (decrease) in net assets                              60,525,855    (4,606,311)  116,999,868    (3,171,622)
Net assets at beginning of year                                        100,888,150   105,494,461   101,335,376   104,506,998
                                                                      ------------  ------------  ------------  ------------
Net assets at end of year                                             $161,414,005  $100,888,150  $218,335,244  $101,335,376
                                                                      ============  ============  ============  ============
Balance of undistributed net investment income at end of year         $    245,822  $    328,505  $    619,196  $    408,156
                                                                      ============  ============  ============  ============
See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
                                                                                  NTX
                                                                      Year ended     Year ended
                                                                        7/31/95        7/31/94
Operations
Net investment income                                                $ 10,505,566   $  8,588,110
Net realized gain (loss) from investment transactions,
   net of taxes, if applicable                                            351,434        212,363
Net change in unrealized appreciation or depreciation
   of investments                                                       7,220,300     (6,104,830)
                                                                     ------------   ------------
   Net increase in net assets from operations                          18,077,300      2,695,643
                                                                     ------------   ------------
Distributions to Shareholders (note 1)
From undistributed net investment income:
     Common shareholders                                               (8,438,688)    (7,556,945)
     Preferred shareholders                                            (2,459,353)    (1,235,562)
From accumulated net realized gains from investment transactions:
     Common shareholders                                                  --            (182,246)
     Preferred shareholders                                               --             (31,450)
In excess of net realized gains from investment transactions:
     Common shareholders                                                  --             --
     Preferred shareholders                                               --             --
                                                                     ------------   ------------
   Decrease in net assets from distributions to shareholders          (10,898,041)    (9,006,203)
                                                                     ------------   ------------
Capital Share Transactions (note 2)
Common shares:
   Net proceeds from sale of Common shares issued in
     acquisition of NMH, NOH and NOO, or NTE, as
     applicable (note 1)                                               47,805,776        --
   Net proceeds from Common shares issued to shareholders due to reinvestment of distributions from net investment income and
     from net realized gains from investment transactions                 215,110        706,014
                                                                     ------------   ------------
   Net increase in net assets derived from capital share transactions  48,020,886        706,014
                                                                     ------------   ------------
     Net increase (decrease) in net assets                             55,200,145     (5,604,546)
Net assets at beginning of year                                       153,724,074    159,328,620
                                                                     ------------   ------------
Net assets at end of year                                            $208,924,219   $153,724,074
                                                                     ============   ============
Balance of undistributed net investment income at end of year        $    351,732   $    613,515
                                                                     ============   ============
See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
At July 31, 1995, the state Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Arizona Premium Income Municipal Fund, Inc. (NAZ), Nuveen Michigan Quality Income Municipal Fund, Inc. (NUM), Nuveen Michigan Premium Income Municipal Fund, Inc. (NMP), Nuveen Ohio Quality Income Municipal Fund, Inc. (NUO) and Nuveen Texas Quality Income Municipal Fund (NTX).

The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

On November 8, 1994, NMP acquired all of the net assets of Nuveen Michigan Premium Income Municipal Fund 2 (NMH) pursuant to a plan of reorganization approved by the shareholders of both Funds on October 6, 1994. The acquisition was accomplished by a tax-free exchange of 2,781,169 shares of NMP for the 2,871,673 shares of NMH outstanding on November 8, 1994. NMH's net assets at that date of $52,646,603 included $7,603,233 of unrealized depreciation and $21,000,000 of preferred shares at liquidation value which was combined with that of NMP. The combined net assets of NMP immediately after the acquisition was $143,363,478.

On November 8, 1994, NUO acquired all of the net assets of Nuveen Ohio Premium Income Municipal Fund, Inc. (NOH) and Nuveen Ohio Premium Income Municipal Fund 2 (NOO) pursuant to a plan of reorganization approved by the shareholders of each of the respective Funds on October 6, 1994. The acquisition was accomplished by a tax-free exchange of 4,728,624 shares of NUO for the 3,341,640 shares of NOH and for the 2,229,722 shares of NOO outstanding on November 8, 1994. NOH and NOO net assets at that date of $63,748,523 and $40,428,813, respectively, included unrealized depreciation of $7,012,254 and $6,049,469, respectively, as well as $25,000,000 and $17,000,000 of preferred shares at liquidation value, respectively, which was combined with that of NUO. The combined net assets of NUO immediately after the acquisition was $198,099,459.

On November 8, 1994, NTX acquired all of the net assets of Nuveen Texas Premium Income Municipal Fund (NTE) pursuant to a plan of reorganization approved by the shareholders of both Funds on October 21, 1994. The acquisition was accomplished by a tax-free exchange of 2,231,243 shares of NTX for the 2,476,985 shares of NTE outstanding on November 8, 1994. NTE's net assets at that date of $47,805,776 included $5,095,320 of unrealized depreciation and $19,000,000 of preferred shares at liquidation value which was combined with that of NTX. The combined net assets of NTX immediately after the acquisition was $190,172,942.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation
Portfolio securities for which market quotations are readily available are valued at the mean between the quoted bid and asked prices or the yield equivalent. Portfolio securities for which market quotations are not readily available are valued at fair value by consistent application of methods determined in good faith by the Board of Directors/Trustees. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At July 31, 1995, NUO had an outstanding purchase commitment which amounted to $3,358,146. There were no such purchase commitments in any of the other Funds.

Interest Income
Interest income is determined on the basis of interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Income Taxes
The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies by distributing all of their net investment income, in addition to any significant amounts of net realized gains from investments, to shareholders. The Funds currently consider significant net realized gains as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and designated state income taxes, to retain such tax exempt status when distributed to shareholders of the Funds. All income dividends paid during the fiscal year ended July 31, 1995, have been designated Exempt Interest Dividends.

Dividends and Distributions to Shareholders
Net investment income is declared as a dividend monthly and payment is made or reinvestment is credited to shareholder accounts after month-end. Net realized gains from investment transactions are distributed to shareholders not less frequently than annually only to the extent they exceed available capital loss carryovers.

Distributions to shareholders of net investment income and net realized gains from investment transactions are recorded on the ex-dividend date. The amount and timing of such distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may result and will be classified as either distributions in excess of net investment income or distributions in excess of net realized gains from investment transactions, if applicable.

Preferred Shares
The following Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in one or more Series. The dividend rate on each Series may change every 7 days, as set by the auction agent. The number of shares outstanding, by series and in total, at July 31,
1995, for each Fund is as follows:
                                                                          NAZ            NUM            NMP            NUO
   Number of shares:
     Series M                                                             --             --              840            680
     Series Th                                                           1,200          3,200          1,400          1,400
     Series Th2                                                           --             --             --            1,000
                                                                         -----          -----          -----          -----

       Total                                                             1,200          3,200          2,240          3,080
                                                                         =====          =====          =====          =====

                                                                          NTX
   Number of shares:
     Series M                                                              760
     Series Th                                                           2,000
     Series Th2                                                           --
                                                                         -----

       Total                                                             2,760
                                                                         =====
Derivative Financial Instruments
In October 1994, the Financial Accounting Standards Board (FASB) issued
Statement of Financial Accounting Standards No. 119 Disclosure about Derivative
Financial Instruments and Fair Value of Financial Instruments which prescribes disclosure requirements for transactions in certain derivative financial instruments including futures, forward, swap, and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the fiscal year ended
July 31, 1995, other than occasional purchases of high quality synthetic money market securities which were held temporarily pending the re-investment in long-term portfolio securities.

2. FUND SHARES
Transactions in Common and Preferred shares were as follows:
                                                                                 NAZ                           NUM
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                       7/31/95         7/31/94       7/31/95         7/31/94
Common shares:
Shares issued in acquisition of NMH, NOH and
   NOO, or NTE, as applicable (note 1)                                    --             --             --             --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                        --           46,168         60,995         86,467
                                                                         -----         -------        ------         ------
Net increase                                                              --           46,168         60,995         86,467
                                                                         =====         ======         ======         ======
Preferred shares acquired from NMH, NOH and NOO, or
   NTE, as applicable (note 1)                                            --             --             --             --
                                                                         =====         ======         ======         ======
                                                                                 NMP                           NUO
                                                                      Year ended     Year ended     Year ended     Year ended
                                                                       7/31/95         7/31/94       7/31/95         7/31/94
Common shares:
Shares issued in acquisition of NMH, NOH and
   NOO, or NTE, as applicable (note 1)                                 2,781,169         --          4,728,624         --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                        --           25,053           17,091       49,646
                                                                       ---------       ------        ---------       ------
Net increase                                                           2,781,169       25,053        4,745,715       49,646
                                                                       =========       ======        =========       ======
Preferred shares acquired from NMH, NOH and NOO, or
   NTE, as applicable (note 1)                                              840          --              1,680         --
                                                                       =========       ======        =========       ======
                                                                                 NTX
                                                                      Year ended     Year ended
                                                                       7/31/95         7/31/94
Common shares:
Shares issued in acquisition of NMH, NOH and
   NOO, or NTE, as applicable (note 1)                                 2,231,243         --
Shares issued to shareholders due to reinvestment of
   distributions from net investment income and from
   net realized gains from investment transactions                        14,584       45,924
                                                                       ---------       ------
Net increase                                                           2,245,827       45,924
                                                                       =========       ======
Preferred shares acquired from NMH, NOH and NOO, or
   NTE, as applicable (note 1)                                              760          --
                                                                       =========       ======

3. SECURITIES TRANSACTIONS
Purchases and sales (including maturities) of investments in municipal securities and temporary municipal investments during the fiscal year ended
July 31, 1995, were as follows:
                                                                          NAZ            NUM            NMP            NUO
PURCHASES
Investments in municipal securities                                   $10,198,070    $46,231,356    $44,967,530   $ 36,348,521
Investments in municipal securities in acquisition of
   NMH, NOH and NOO, or NTE, as applicable (note 1)                       --             --          58,692,130    111,811,464
Temporary municipal investments                                        11,200,000     23,000,000     21,100,000     25,600,000
Temporary municipal investments in acquisition of
   NMH, NOH and NOO, or NTE, as applicable (note 1)                       --             --             600,000      1,300,000
SALES AND MATURITIES
Investments in municipal securities                                     9,692,313     42,580,811     43,389,038     33,759,960
Temporary municipal  investments                                       11,800,000     27,100,000     22,900,000     23,300,000
                                                                      ===========    ===========    ===========   ============
                                                                          NTX
PURCHASES
Investments in municipal securities                                   $14,707,630
Investments in municipal securities in acquisition of
   NMH, NOH and NOO, or NTE, as applicable (note 1)                    51,631,816
Temporary municipal investments                                        30,700,000
Temporary municipal investments in acquisition of
   NMH, NOH and NOO, or NTE, as applicable (note 1)                       --
SALES AND MATURITIES
Investments in municipal securities                                    15,673,482
Temporary municipal investments                                        30,800,000
                                                                      ===========
At July 31, 1995, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each
Fund.

At July 31, 1995, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future security gains, if any. If not applied, the carryovers will expire as follows:
                                                                          NAZ            NMP            NUO
   Expiration year:
     2002                                                             $   --          $347,424*    $1,566,076**
     2003                                                              1,480,968       627,148         32,442
                                                                      ----------      --------     ----------
   Total                                                              $1,480,968      $974,572     $1,598,518
                                                                      ==========      ========     ==========

* Due to the acquisition of NMH by NMP (note 1), NMH had net realized losses from investment transactions of $347,424 which were carried forward by NMP, as permitted under applicable tax regulation.
** Due to the acquisition of NOH and NOO by NUO (note 1), NOH and NOO had net realized losses from investment transactions of $359,738 and 1,204,221, respectively, which were carried forward by NUO as permitted under applicable tax regulations.

4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
On August 1, 1995, the following Funds declared Common share dividend distributions from their ordinary income which were paid September 1, 1995, to shareholders of record on August 15, 1995, as follows:
                                                                          NAZ            NUM            NMP            NUO
   Dividend per share                                                   $.0650         $.0795         $.0645         $.0775
                                                                        ======         ======         ======         ======
                                                                          NTX
   Dividend per share                                                   $.0800
                                                                        ======

5. UNREALIZED APPRECIATION (DEPRECIATION)
Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 1995, were as follows:
                                                                          NAZ            NUM            NMP            NUO
Gross unrealized:
   Appreciation                                                        $2,834,168    $12,308,144    $2,743,392     $6,191,275
   Depreciation                                                          (257,531)      (640,984)   (2,067,436)    (1,963,129)
                                                                       ----------    -----------    ----------     ----------
Net unrealized appreciation                                            $2,576,637    $11,667,160    $  675,956     $4,228,146
                                                                       ==========    ===========    ==========     ==========
                                                                          NTX
Gross unrealized:
   Appreciation                                                       $7,655,942
   Depreciation                                                       (1,397,888)
                                                                      ----------
Net unrealized appreciation                                           $6,258,054
                                                                      ==========

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the Funds' investment management agreements with Nuveen Advisory Corp.
("the Adviser"), each Fund pays to the Adviser an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net asset value of each Fund:
Average daily net asset value              Management fee
For the first $125,000,000                  .65 of 1%
For the next $125,000,000                 .6375 of 1
For the next $250,000,000                  .625 of 1
For the next $500,000,000                 .6125 of 1
For the next $1,000,000,000                  .6 of 1
For net assets over $2,000,000,000        .5875 of 1

The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors/ Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

7. COMPOSITION OF NET ASSETS
At July 31, 1995, net assets consisted of:
                                                                          NAZ          NUM            NMP           NUO
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                  $30,000,000 $ 80,000,000   $ 56,000,000  $ 77,000,000
Common shares, $.01 par value per share                                    42,806      111,208         76,777        92,173
Paid-in surplus                                                        59,165,269  154,614,268    107,188,801   138,655,973
Balance of undistributed net investment income                            130,243      551,296        245,822       619,196
Accumulated net realized gain (loss) from investment transactions      (1,480,968)     963,356     (2,773,351)   (2,260,244)
Net unrealized appreciation or depreciation of investments              2,576,637   11,667,160        675,956     4,228,146
                                                                      ----------   -----------    -----------   -----------
   Net assets                                                         $90,433,987 $247,907,288   $161,414,005  $218,335,244
                                                                      =========== ============   ============  ============
Authorized shares:
   Common                                                             200,000,000  200,000,000    200,000,000   200,000,000
   Preferred                                                            1,000,000    1,000,000      1,000,000     1,000,000
                                                                      =========== ============   ============  ============
                                                                          NTX
Preferred shares, $25,000 stated value per share, at
   liquidation value                                                 $ 69,000,000
Common shares, $.01 par value per share                                    93,858
Paid-in surplus                                                       132,996,345
Balance of undistributed net investment income                            351,732
Accumulated net realized gain (loss) from investment transactions         224,230
Net unrealized appreciation or depreciation of investments              6,258,054
                                                                      -----------
   Net assets                                                        $208,924,219
                                                                     ============
Authorized shares:
   Common                                                               Unlimited
   Preferred                                                            Unlimited
                                                                     ============

8. INVESTMENT COMPOSITION
Each Fund invests in municipal securities which include general obligation, escrowed and revenue bonds. At July 31, 1995, the revenue sources by municipal purpose for these investments, expressed as a percent of total investments, were as follows:
                                                                          NAZ            NUM            NMP            NUO
Revenue Bonds:
    Pollution Control Facilities                                           6%              8%            15%            10%
    Health Care Facilities                                                18              18             17             15
    Housing Facilities                                                     1              13             15              8
    Educational Facilities                                                 5               4              7             14
    Water / Sewer Facilities                                               9               6              7             12
    Electric Utilities                                                     8               5              9              5
    Transportation                                                         6               2              2              5
    Lease Rental Facilities                                                5               4              6              5
    Other                                                                 11               4              5              2
General Obligation Bonds                                                  20              20             15             14
Escrowed Bonds                                                            11              16              2             10
                                                                         ----           ----           ----           ----
                                                                         100%           100%           100%           100%
                                                                         ====           ====           ====           ====
                                                                          NTX
Revenue Bonds:
    Pollution Control Facilities                                          20%
    Health Care Facilities                                                17
    Housing Facilities                                                    13
    Educational Facilities                                                 8
    Water / Sewer Facilities                                               6
    Electric Utilities                                                    10
    Transportation                                                         5
    Lease Rental Facilities                                               --
    Other                                                                  1
General Obligation Bonds                                                  14
Escrowed Bonds                                                             6
                                                                         ----
                                                                          100%
                                                                         ====

Certain long-term and intermediate-term investments owned by the Funds are covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, either of which ensure the timely payment of principal and interest in the event of default (54% for NAZ, 45% for NUM, 44% for NMP, 55% for NUO, and 43% for NTX). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS
FOLLOWS:
                                     Operating performance              Dividends from net
                                                                         investment income
                                                       Net
                                              realized and
                      Net asset                 unrealized
                          value         Net    gain (loss)
                      beginning  investment           from      To Common     To Preferred
                      of period      income  investments**   shareholders   shareholderstt
NAZ
Year ended 7/31,
   1995                 $13.610      $1.065      $   .491       $  (.780)          $(.266)
   1994                  14.490       1.067         (.835)         (.789)           (.257)
11/19/92 to
   7/31/93               14.050        .524          .694          (.420)           (.114)
NUM
Year ended 7/31,
   1995                  15.020       1.212          .183          (.999)           (.259)
   1994                  15.850       1.210         (.817)        (1.051)           (.172)
   1993                  15.230       1.205          .583          (.970)           (.172)
2 mos. ended
   7/31/92               14.290        .201          .923          (.151)           (.033)
10/17/91 to
   5/31/92               14.050        .473          .402          (.378)           (.067)
NMP
Year ended 7/31,
   1995                  13.460       1.042          .305          (.801)           (.276)
   1994                  14.470       1.033        (1.015)         (.810)           (.170)
12/17/92 to
   7/31/93               14.050        .405          .622          (.338)           (.054)
                           Dividends from capital gains
                                                           Organization                          Per
                                                           and offering                       Common
                                                              costs and                        share
                                                        Preferred share     Net asset         market
                          To Common    To Preferred        underwriting     value end      value end
                       shareholders  shareholderstt           discounts     of period      of period
NAZ
Year ended 7/31,
   1995                  $   --          $   --                 $   --        $14.120        $13.625
   1994                   (.053)ttt        (.013)ttt                --         13.610         13.125
11/19/92 to
   7/31/93                   --              --                  (.244)        14.490         15.750
NUM
Year ended 7/31,
   1995                   (.049)          (.008)                    --         15.100         14.875
   1994                      --              --                     --         15.020         15.250
   1993                   (.022)          (.004)                    --         15.850         16.000
2 mos. ended
   7/31/92                   --              --                     --         15.230         15.500
10/17/91 to
   5/31/92                   --              --                  (.190)        14.290         15.125
NMP
Year ended 7/31,
   1995                      --              --                     --         13.730         12.000
   1994                   (.040)          (.008)                    --         13.460         12.500
12/17/92 to
   7/31/93                  --               --                  (.215)        14.470         15.000
                                                                                Ratios/Supplemental data
                                                                                     Ratio
                        Total                                                       of net
                   investment         Total                      Ratio of       investment
                       return        return       Net assets  expenses to           income     Portfolio
                    on market  on net asset    end of period  average net       to average      turnover
                       valuet        valuet   (in thousands)    assets***    net assets***          rate
NAZ
Year ended 7/31,
   1995                10.42%         9.98%         $ 90,434         .86%            5.21%           11%
   1994               (11.66)         (.43)           88,263         .84             4.97            21
11/19/92 to
   7/31/93              7.92          6.19            91,363         .91*            4.22*           40
NUM
Year ended 7/31,
   1995                 4.77          8.02           247,907         .84             5.54            18
   1994                 1.82          1.33           246,082         .85             5.27             4
   1993                 9.97         11.09           253,881         .88             5.36             6
2 mos. ended
   7/31/92              3.51          7.69           244,930         .85*            5.45*            --
10/17/91 to
   5/31/92              3.38          4.46           234,439         .82*            4.54*            1
NMP
Year ended 7/31,
   1995                 2.59          8.45           161,414        1.01             5.02            32
   1994               (11.43)        (1.27)          100,888         .94             4.82            17
12/17/92 to
   7/31/93              2.25          5.44           105,494         .92*            3.73*           15
See notes on page 54.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                         Operating performance           Dividends from net
                                                                          investment income
                                                           Net
                                                  realized and
                       Net asset                    unrealized
                           value           Net     gain (loss)
                       beginning    investment            from     To Common   To Preferred
                       of period        income   investments**  shareholders shareholderstt
NUO
Year ended 7/31,
   1995                  $14.840        $1.220         $ .514       $ (.945)        $(.299)
   1994                   15.720         1.193          (.830)       (1.027)         (.175)
   1993                   15.020         1.175           .697         (.925)         (.194)
2 mos. ended
   7/31/92                14.070          .197           .935         (.146)         (.036)
10/17/91 to
   5/31/92                14.050          .464           .261         (.365)         (.071)
NTX
Year ended 7/31,
   1995                   14.530         1.215           .428         (.980)         (.283)
   1994                   15.410         1.206          (.820)       (1.062)         (.174)
   1993                   15.090         1.204           .304         (.973)         (.181)
2 mos. ended
   7/31/92                14.190          .203           .883         (.151)         (.035)
10/17/91 to
   5/31/92                14.050          .494           .309         (.378)         (.067)

                  Distributions from capital gains
                                                        Organization                        Per
                                                        and offering                     Common
                                                           costs and                      share
                                                     Preferred share    Net asset        market
                     To Common        To Preferred      underwriting    value end     value end
                  shareholders      shareholderstt         discounts    of period     of period
NUO
Year ended 7/31,
   1995                $   --              $   --            $   --       $15.330       $15.125
   1994                 (.034)              (.007)               --        14.840        15.125
   1993                 (.042)              (.011)               --        15.720        15.750
2 mos. ended
   7/31/92                 --                  --                --        15.020        15.250
10/17/91 to
   5/31/92                 --                  --             (.269)       14.070        15.000
NTX
Year ended 7/31,
   1995                    --                  --                --        14.910        13.875
   1994                 (.026)              (.004)               --        14.530        14.750
   1993                 (.028)              (.006)               --        15.410        15.875
2 mos. ended
   7/31/92                 --                  --                --        15.090        15.375
10/17/91 to
   5/31/92                 --                  --             (.218)       14.190        14.875
                                                                                           Ratios/Supplemental data
                                                                                                 Ratio
                                    Total                                                       of net
                               investment          Total                       Ratio of     investment
                                   return         return       Net assets   expenses to         income  Portfolio
                                on market   on net asset    end of period   average net     to average   turnover
                                   valuet         valuet   (in thousands)     assets***  net assets***       rate
NUO
Year ended 7/31,
   1995                             6.80%         10.16%         $218,335          .94%          5.24%        19%
   1994                             2.72           1.06           101,335          .94           5.09          2
   1993                             9.89          11.64           104,507         1.00           5.13         23
2 mos. ended
   7/31/92                          2.66           7.84           100,696         1.00*          5.25*         5
10/17/91 to
   5/31/92                          2.43           2.79            96,465          .89*          4.40*         4
NTX
Year ended 7/31,
   1995                             1.14           9.89           208,924          .91           5.54          8
   1994                             (.27)          1.28           153,724          .86           5.43         10
   1993                            10.24           9.19           159,329          .89           5.49          6
2 mos. ended
   7/31/92                          4.44           7.46           156,031          .86*          5.60*         4
10/17/91 to
   5/31/92                          1.68           3.74           149,694          .86*          5.65*        --

* Annualized.
** Net of taxes, if applicable.
*** Ratios do not reflect the effect of dividend payments to Preferred shareholders.
t Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
tt The amounts shown are based on Common share equivalents.
ttt The amounts shown include distributions in excess of net realized gains of $.016 to Common shareholders and $.004 to Preferred shareholders.

REPORT OF INDEPENDENT AUDITORS
The Boards of Directors, Trustees and Shareholders
Nuveen Arizona Premium Income Municipal Fund, Inc.
Nuveen Michigan Quality Income Municipal Fund, Inc.
Nuveen Michigan Premium Income Municipal Fund, Inc.
Nuveen Ohio Quality Income Municipal Fund, Inc.
Nuveen Texas Quality Income Municipal Fund

We have audited the accompanying statements of net assets, including the portfolios of investments, of Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc. and Nuveen Texas Quality Income Municipal Fund as of July 31, 1995, and the related statements of operations, changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of July 31, 1995, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Arizona Premium Income Municipal Fund, Inc., Nuveen Michigan Quality Income Municipal Fund, Inc., Nuveen Michigan Premium Income Municipal Fund, Inc., Nuveen Ohio Quality Income Municipal Fund, Inc. and Nuveen Texas Quality Income Municipal Fund at July 31, 1995, and the results of their operations, changes in their net assets and financial highlights for the periods indicated therein in conformity with generally accepted accounting principles.

Ernst & Young LLP

Chicago, Illinois
September 12, 1995

Build your wealth automatically
Photographic image of Customer Service Rep at Nuveen.
Managing your portfolio takes skill, experience, and informed judgment, but our efforts to help you build your wealth don't stop there. At Nuveen, we offer a number of convenient ways to build your tax-free portfolio and earn the tax-free income you need to achieve your financial goals.
Nuveen Exchange-traded fund Dividend Reinvestment Plan
Your Nuveen exchange-traded fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares. If you do not elect to reinvest distributions, all distributions are paid by check, or can be deposited directly into your bank or brokerage account.
  By choosing to reinvest, you'll be able to set aside money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Income or capital gains taxes may be payable on dividends or distributions that are reinvested. You'll also benefit from dollar-cost averaging, a technique of investing at regular intervals, which allows you to build a high-quality, tax-free portfolio conveniently and cost effectively over time. All reinvestments are invested in full and fractional shares and are kept in non-certificated form by the Plan Agent, Chase Manhattan Bank.
  To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.
  The shares you acquire by reinvesting will either be purchased on the open market or be newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will be invested within 30 days of the dividend payment date; no interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

  You may, of course, change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.
  You also can reinvest if your shares are registered in the name of a brokerage firm, bank, or other nominee. Just ask your investment adviser if the firm will participate on your behalf. If not, it's easy to have the shares registered in your name and to apply for a reinvestment account directly. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.
  The Fund reserves the right to amend or terminate the Plan at any time. Although, the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.
  For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your investment adviser or call us toll-free at 1.800.257.8787.
Photographic image of Customer Service Rep at Nuveen.
"When it comes to financial planning, your investment adviser knows your situation best. And when we can give you the account information you need, our motto is simple: We're here to help."
Photographic image of Customer Service Rep at Nuveen.
"At Nuveen, we make reinvesting easy. A phone call is all it takes to set up your reinvestment account."

Useful information
Photographic image of Customer Service Rep at Nuveen.
"When questions come up about your investment, we're happy to provide the up-to-date information you and your adviser need."
Nuveen Shareholder Services:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST for information on your Nuveen Fund's current account balance, yield, dividend, net asset value, closing price, and general information.

Dividend Reinvestment:
1.800.257.8787
Monday through Friday, 9 a.m. to 6 p.m., EST

Taking Stock Newsletter:
1.800.257.8787
Call Monday through Friday, 9 a.m. to 6 p.m., EST if you're not currently getting our quarterly shareholder newsletter and would like to do so. We will be happy to add your name to our mailing list.
Photographic image of woman seated and man standing behind her representing Nuveen investors.
Many conservative investors are comfortable with Nuveen's emphasis on long term value. That's why they depend on Nuveen for the tax-free income they need to reach their goals.

Your investment partner
Photographic image of John Nuveen, Sr., founder of Nuveen.
For nearly 100 years, Nuveen has earned its reputation as a tax-free income specialist by focusing on municipal bonds.

Since 1898, John Nuveen & Co. Incorporated has worked to bring together the various participants in the municipal bond industry and build strong partnerships that benefit all concerned. Investors, financial advisers, municipal officials, investment bankers--Nuveen believes that forging relationships with these groups based on trust and value is the key to successful investing.
  As the oldest and largest municipal bond specialist in the United States, Nuveen's investment bankers work with issuers to understand and meet their needs in structuring and selling their bond issues.
  Nuveen also works closely with financial advisers around the country, including brokerage firms, banks, insurance companies, and independent financial planners, to bring the benefits of tax-free investing to you. These advisers are experts at identifying your needs and recommending the best solutions for your situation. Together we make a powerful team, helping you create a successful investment plan that meets your needs today and in the future.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
ETF1-SEPT. 95